WEALTH-BUILDING OPPORTUNITY


ONEFUND(SM)




                                                SEMI-ANNUAL REPORT

                                                ONE Fund, Inc.

                                                December 31, 1996








Ohio National
Financial Services

PRESIDENT'S MESSAGE

    We are pleased to provide you with an update of ONE Fund's performance and investment activity during the semi-annual reporting period ended December 31, 1996. Solid advances in the fourth quarter of 1996 followed mixed but generally modest returns in the third quarter. During the six-month period, as well as for the calendar year overall, the ONE Fund family of funds provided shareholders with favorable investment performance.


LOOKING BACK

Domestic stocks began the latter half of 1996 with a downward turn before trending upward over the remainder of the period. Large capitalization stocks led the advance. Internationally, equity performance was generally strongest in European markets and mixed in Far East markets. With interest rates generally stable, performance improved in the bond market. Achievements and highlights of ONE Fund for the period included the following:

- Morningstar, Inc. awarded ONE Fund International five stars for its risk-adjusted, three-year annualized return through July 31. Five stars signify that a fund ranks in the top 10% of its investment category based on Morningstar's risk-adjusted return formula.

- The Wall Street Journal (July 3, 1996) gave ONE Fund International an "A" grade in performance rankings for three-year annualized return.

- Fortune (August 19, 1996) cited ONE Fund International and ONE Fund Income & Growth as two of the "Best Mutual Funds for Reaching Your Goals" in its annual retirement guide.

- Kiplinger's Personal Finance Magazine (September 1996) named ONE Fund International one of the best general international stock funds for three-year performance in its "Best Mutual Funds '96" special issue.

- Your Money (October/November 1996) put ONE Fund International among the Top 10 international stock mutual funds for three-year performance.

- ONE Fund introduced its ninth portfolio, the Core Growth Portfolio, on November 1. Managing the portfolio is subadviser Pilgrim Baxter & Associates, Ltd. James McCall manages both the Core Growth Portfolio and the PBHG Core Growth Fund with the same investment objectives, policies and restrictions and utilizing the same proprietary investment techniques.

- Fortune (December 23, 1996) included ONE Fund International among the top international stock funds for three-year annualized return in its "Best Mutual Funds for Your Money Now" performance rankings.

- ONE Fund's net assets surpassed $85.6 million as of December 31, representing an 11.5% increase from June 30, 1996, and testifying to continued growth since the fund family's 1992 inception.

PERFORMANCE

Performance of ONE Fund's portfolios included the following:

- The International Portfolio, managed by Societe Generale Asset Management Corp., recorded a total return of 2.55% for the six-month period. For 1996 overall, its total return was 13.95%. The portfolio's objective is to achieve long-term capital growth by investing primarily in common stocks of foreign companies. International funds tracked by Lipper Analytical Services averaged an 11.78% total return for 1996.

- The Growth Portfolio, managed by Ohio National Investments, Inc., achieved a total return of 6.35% for the six-month period and a 17.81% total return for 1996. Long-term capital growth is its objective. Growth stock mutual funds tracked by Lipper averaged a 19.24% total return for 1996.

- The Income & Growth Portfolio, managed by Ohio National Investments, Inc., registered a total return of 8.49% for the six-month period and 15.82% for all of 1996. Its objective is two-fold: to provide capital growth and to provide moderate income with the potential for increasing income over time. Balanced portfolio funds tracked by Lipper had an average total return of 13.76% for 1996.

- The Global Contrarian Portfolio, managed by Societe Generale Asset Management Corp., had a total return of 0.46% for the six-month period and 10.02% for 1996 overall. The portfolio seeks long-term growth of capital by investing in foreign and domestic securities believed to be undervalued or presently out of favor. Global flexible portfolio funds tracked by Lipper averaged a 13.50% total return for 1996.

- The Small Cap Portfolio, managed by Ohio National Investments, Inc., finished 1996 with a total return of 5.72% for the final six months and 17.01% for the year. The portfolio's objective is to attain maximum capital growth by investing primarily in common stocks of small- and medium-sized companies. Small company growth funds tracked by Lipper averaged a 20.15% total return for all of 1996.

- The Core Growth Portfolio, managed by Pilgrim Baxter & Associates, Ltd., commenced operation on November 1, 1996. Long-term capital appreciation is its objective. It had a -1.10% total return through year end.

- The Income Portfolio, managed by Ohio National Investments, Inc., produced a total return of 5.06% for six months and 4.65% for 1996 overall. Its objective is high current income. Preservation of capital is a secondary objective. Intermediate-term corporate debt funds tracked by Lipper had a 3.27% total return for the year.

- The Tax-Free Income Portfolio, managed by Ohio National Investments, Inc., attained a 4.68% total return for the last six months of 1996 and 3.93% for the year overall. Its one-year return was equivalent to a taxable return of 5.70% for an investor in the 31% federal income tax bracket. Its objective is to provide high current income exempt from federal income taxes. General intermediate-term municipal debt funds tracked by Lipper had a 3.74% total return for 1996.

- Dividends on the Money Market Portfolio, managed by Ohio National Investments, Inc., generated a 2.47% yield for the six-month period and a 4.99% yield for the year. The portfolio seeks to provide current income consistent with preservation of capital and liquidity. The average yield reported for money market funds by IBC Financial Data, Inc. was 4.83% for 1996.

LOOKING AHEAD

The U.S. economy appears to be in a slow-growth, low-inflation mode. With corporate earnings growth stabilizing, scant likelihood of further interest rate declines, and valuations already quite high by traditional measures, a repeat of its 1996 performance seems unlikely for the U.S. equity market. Strengthening economic activity abroad would bode well for foreign markets. Regardless of the conditions, our fundamental investment principles - careful selection and constant professional management - remain unchanged.

     Thank you for the confidence you have placed in ONE Fund as you pursue your wealth-building endeavors. Be assured that we will make every effort to continue to merit that confidence. Please contact your investment representative if you have questions about ONE Fund or your account. As your needs change over time, he or she stands ready to serve you.





                                                     /s/ Donald J. Zimmerman
                                                     Donald J. Zimmerman
                                                     President, ONE Fund, Inc.

Directors and Officers of ONE Fund, Inc.

Donald J. Zimmerman, President and Director
Ronald L. Benedict, Secretary and Director
George E. Castrucci, Director
Maurice H. Kirby, Director
George M. Vredeveld, Director
Joseph P. Brom, Vice President
Michael A. Boedeker, Vice President
David G. McClure, Vice President
Stephen T. Williams, Vice President
Dennis R. Taney, Treasurer
Amy D. Starkey, Assistant Secretary



This report may be used as sales literature only when accompanied or preceded by an effective prospectus of ONE Fund, Inc. which relates sales expense and other pertinent information.

ONE FUND, INC.                                     DECEMBER 31, 1996 (UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                     PORTFOLIO
                                                      ------------------------------------------------------------------------

                                                        MONEY           TAX-FREE                      INCOME
                                                        MARKET           INCOME         INCOME       & GROWTH        GROWTH
                                                      -----------      ----------     ----------    -----------    -----------
Assets:
 Investments in securities at market
  value (note 1) ...............................      $19,378,327      $6,744,969     $6,612,110    $11,357,813    $12,001,342
 Cash in bank ..................................           59,353           1,625          4,582          1,537         43,179
 Unrealized gain on forward currency
  contracts (note 5) ...........................                0               0              0              0              0
 Receivable for fund shares sold................                0               0              0              0              0
 Receivable for securities sold ................                0               0              0              0              0
 Dividends and accrued interest receivable .....                0         118,048        118,534         51,390         14,863
 Deferred organizational expenses (note 1) .....            2,176           1,472          2,176          2,176          2,158
 Other .........................................            4,983              83             47            477             88
                                                      -----------      ----------     ----------    -----------    -----------
  Total assets .................................       19,444,839       6,866,197      6,737,449     11,413,393     12,061,630
                                                      -----------      ----------     ----------    -----------    -----------
Liabilities:
 Unrealized loss on forward currency
  contracts (note 5) ...........................                0               0              0              0              0
 Payable for securities purchased ..............                0               0              0              0              0
 Payable for investment management
  services (note 3) ............................            4,616           6,767          5,620          9,247          9,980
 Accrued 12b-1 fees (note 6) ...................            6,468           4,068          3,978          6,768          7,282
 Other accrued expenses ........................           10,777           7,713         10,195          7,805         10,696
 Dividends Payable .............................           74,312          28,199         33,412        331,366        519,314
                                                      -----------      ----------     ----------    -----------    -----------
  Total liabilities ............................           96,173          46,747         53,205        355,186        547,272
                                                      -----------      ----------     ----------    -----------    -----------
NET ASSETS AT MARKET VALUE .....................      $19,348,666      $6,819,450     $6,684,244    $11,058,207    $11,514,358
                                                      ===========      ==========     ==========    ===========    ===========

Net assets consist of:
 Par value, $.001 per share ....................          $19,349            $619           $686           $827           $733
 Paid-in capital in excess of par value ........       19,329,317       6,282,515      6,680,502      8,535,903      8,388,060
 Accumulated undistributed net realized
  gain (loss) on investments ...................                0          (7,897)      (103,546)      (133,226)       (64,677)
 Net unrealized appreciation (depreciation) on:
  Investments (note 1) .........................                0         544,213        106,602      2,655,270      3,190,263
  Foreign currency related transactions ........                0               0              0              0              0
  Forward currency contracts (note 5)...........                0               0              0              0              0
 Undistributed (overdistributed) net
  investment income (loss) .....................                0               0              0           (567)           (21)
                                                      -----------      ----------     ----------    -----------    -----------
NET ASSETS AT MARKET VALUE .....................      $19,348,666      $6,819,450     $6,684,244    $11,058,207    $11,514,358
                                                      ===========      ==========     ==========    ===========    ===========

SHARES OUTSTANDING .............................       19,348,666         619,150        685,668        827,480        732,952
                                                      -----------      ----------     ----------    -----------    -----------
NET ASSET VALUE PER SHARE ......................      $      1.00      $    11.01     $     9.75    $     13.36    $     15.71
                                                      ===========      ==========     ==========    ===========    ===========
MAXIMUM OFFERING PRICE PER SHARE ...............      $      1.00      $    11.35     $    10.05    $     14.06    $     16.54
                                                      ===========      ==========     ==========    ===========    ===========


                                                                             PORTFOLIO
                                                      -----------------------------------------------------------
                                                        SMALL                             GLOBAL           CORE
                                                         CAP          INTERNATIONAL     CONTRARIAN        GROWTH
                                                      ----------      -------------     ----------      ----------
Assets:
 Investments in securities at market
  value (note 1) ...............................      $4,766,505        $16,697,304     $5,749,454      $3,912,706
 Cash in bank ..................................          97,654             41,352          1,709             989
 Unrealized gain on forward currency
  contracts (note 5) ...........................               0            182,051         29,990               0
 Receivable for fund shares sold................               0                  0              0          17,261
 Receivable for securities sold ................               0             41,059         52,969               0
 Dividends and accrued interest receivable .....           6,548             43,079         23,972              87
 Deferred organizational expenses (note 1) .....           1,476              3,270          1,473               0
 Other .........................................              44                  0              0               0
                                                      ----------        -----------     ----------      ----------
  Total assets .................................       4,872,227         17,008,115      5,859,567       3,931,043
                                                      ----------        -----------     ----------      ----------

Liabilities:
 Unrealized loss on forward currency
  contracts (note 5) ...........................               0              4,210          1,524               0
 Payable for securities purchased ..............               0             81,455              0          21,462
 Payable for investment management
  services (note 3) ............................           5,272             37,286         13,251           3,943
 Accrued 12b-1 fees (note 6) ...................           2,556             10,357          3,681           1,411
 Other accrued expenses ........................           6,736              5,312         20,829           2,423
 Dividends Payable .............................         446,339            538,104        277,670               0
                                                      ----------        -----------     ----------      ----------
  Total liabilities ............................         460,903            676,724        316,955          29,239
                                                      ----------        -----------     ----------      ----------
NET ASSETS AT MARKET VALUE .....................      $4,411,324        $16,331,391     $5,542,612      $3,901,804
                                                      ==========        ===========     ==========      ==========


Net assets consist of:
 Par value, $.001 per share ....................            $359             $1,151           $510            $394
 Paid-in capital in excess of par value ........       3,736,369         14,263,627      5,186,679       3,957,826
 Accumulated undistributed net realized
  gain (loss) on investments ...................         (38,521)           164,604        252,692          29,047
 Net unrealized appreciation (depreciation) on:
  Investments (note 1) .........................         713,183          1,727,555        327,308         (83,340)
  Foreign currency related transactions ........               0             (2,986)           (67)              0
  Forward currency contracts (note 5)...........               0            177,841         28,466               0
 Undistributed (overdistributed) net
  investment income (loss) .....................             (66)              (401)      (252,976)         (2,123)
                                                      ----------        -----------     ----------      ----------
NET ASSETS AT MARKET VALUE .....................      $4,411,324        $16,331,391     $5,542,612      $3,901,804
                                                      ==========        ===========     ==========      ==========


SHARES OUTSTANDING .............................         359,456          1,150,754        509,826         394,532
                                                      ----------        -----------     ----------      ----------
NET ASSET VALUE PER SHARE ......................      $    12.27        $     14.19     $    10.87      $     9.89
                                                      ==========        ===========     ==========      ==========
MAXIMUM OFFERING PRICE PER SHARE ...............      $    12.92        $     14.94     $    11.44      $    10.41
                                                      ==========        ===========     ==========      ==========





The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                   SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
STATEMENTS OF OPERATIONS


                                                                               PORTFOLIO
                                                  ----------------------------------------------------------------------
                                                   MONEY          TAX-FREE                         INCOME
                                                   MARKET          INCOME          INCOME         & GROWTH       GROWTH
                                                  --------        --------        --------        --------      --------
Investment income:
  Interest .................................      $468,828        $199,309        $229,575        $106,969       $29,087
  Dividends ................................             0               0          24,460         116,792        72,052
                                                  --------        --------        --------        --------      --------
   Total investment income .................       468,828         199,309         254,035         223,761       101,139
                                                  --------        --------        --------        --------      --------

Expenses:
  12b-1 fees (note 6) ......................        12,850           8,213           8,459          13,769        14,835
  Management fees (note 3) .................        29,676          19,712          17,564          28,273        30,600
  Custodian fees (note 3) ..................        15,420           5,913           6,090           9,914        10,681
  Directors' fees (note 3) .................         1,686               0               0           1,204         1,058
  Professional fees ........................         4,689           2,035           3,742           3,712         4,745
  Other ....................................         9,645           3,923           2,452           6,182         4,758
  Organizational expense (note 1) ..........         1,750             263           1,750           1,750         1,737
                                                  --------        --------        --------        --------      --------
   Total expenses ..........................        75,716          40,059          40,057          64,804        68,414
   Less expenses voluntarily reduced or
    reimbursed (note 3) ....................       (25,060)         (8,154)         (7,666)        (12,286)      (13,328)
                                                  --------        --------        --------        --------      --------
   Net expenses ............................        50,656          31,905          32,391          52,518        55,086
                                                  --------        --------        --------        --------      --------
    Net investment income (loss) ...........       418,172         167,404         221,644         171,243        46,053
                                                  --------        --------        --------        --------      --------

Realized and unrealized gain (loss)
  on investments and foreign currency
  Net realized gain (loss) from:
   Investments .............................             0            (599)          7,351        (123,482)       28,164
   Forward currency related transactions ...             0               0               0               0             0
  Net increase (decrease) in unrealized
   appreciation (depreciation) on:
    Investments ............................             0         134,744          98,343         841,546       668,369
    Foreign currency related transactions ..             0               0               0               0             0
                                                  --------        --------        --------        --------      --------

     Net gain (loss) on investments ........             0         134,145         105,694         718,064       696,533
                                                  --------        --------        --------        --------      --------
      Net increase (decrease) in
      net assets from operations ...........      $418,172        $301,549        $327,338        $889,307      $742,586
                                                  ========        ========        ========        ========      ========



                                                                        PORTFOLIO
                                                  ------------------------------------------------------

                                                    SMALL                       GLOBAL          CORE
                                                     CAP     INTERNATIONAL    CONTRARIAN       GROWTH(c)
                                                  --------   -------------    ----------      ----------
Investment income:
  Interest .................................       $12,118      $33,532        $30,818         $10,160
  Dividends ................................        43,641      141,251(a)      70,638(b)          138
                                                  --------     --------        -------        --------
   Total investment income .................        55,759      174,783        101,456          10,298
                                                  --------     --------        -------        --------

Expenses:
  12b-1 fees (note 6) ......................         5,736       19,844          7,225           1,411
  Management fees (note 3) .................        14,914       71,438         26,010           5,364
  Custodian fees (note 3) ..................         4,130       32,929         17,585             802
  Directors' fees (note 3) .................           452        1,520            536              76
  Professional fees ........................         2,580        5,157          1,787             278
  Other ....................................         1,482       11,489          5,928           5,911
  Organizational expense (note 1) ..........           263        1,170            263               0
                                                  --------     --------        -------        --------
   Total expenses ..........................        29,557      143,547         59,334          13,842
   Less expenses voluntarily reduced or
    reimbursed (note 3) ....................        (6,061)           0              0          (1,421)
                                                  --------     --------        -------        --------
   Net expenses ............................        23,496      143,547         59,334          12,421
                                                  --------     --------        -------        --------
    Net investment income (loss) ...........        32,263       31,236         42,122          (2,123)
                                                  --------     --------        -------        --------

Realized and unrealized gain (loss)
   on investments and foreign currency
  Net realized gain (loss) from:
   Investments .............................        30,200      403,028         96,450          29,047
   Forward currency related transactions ...             0      241,754         38,359               0
  Net increase (decrease) in unrealized
   appreciation (depreciation) on:
    Investments ............................       211,153     (227,917)      (143,998)        (83,340)
    Foreign currency related transactions ..             0      (20,423)        (5,090)              0
                                                  --------     --------        -------        --------

     Net gain (loss) on investments ........       241,353      396,442        (14,279)        (54,293)
                                                  --------     --------        -------        --------
      Net increase (decrease) in
      net assets from operations ...........      $273,616     $427,678        $27,843        ($56,416)
                                                  ========     ========        =======        ========




(a)  Net of $5,207 foreign taxes withheld.
(b)  Net of $2,796 foreign taxes withheld.
(c)  Commenced operations November 1, 1996.



The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                       FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
STATEMENTS OF CHANGES IN NET ASSETS    AND YEAR ENDED JUNE 30, 1996 (UNAUDITED)


                                                                                                PORTFOLIO
                                                                      -------------------------------------------------------------
                                                                               MONEY MARKET                     TAX FREE
                                                                      SIX MOS. ENDED    YEAR ENDED     SIX MOS. ENDED    YEAR ENDED
                                                                         12-31-96         6-30-96         12-31-96         6-30-96
                                                                      -----------------------------     ---------------------------
From operations:
    Net investment income ......................................       $   418,172     $    826,263     $  167,404      $  315,773
    Realized gain (loss) on investments and
     foreign currency related transactions .....................                 0                0           (599)         (7,298)
    Unrealized gain (loss) on investments and
     foreign currency related transactions .....................                 0                0        134,744          71,682
      Net increase in assets
                                                                       -----------     ------------     ----------      ----------
       from operations .........................................           418,172          826,263        301,549         380,157
                                                                       -----------     ------------     ----------      ----------

Dividends and distributions to shareholders:
     Dividends paid from net investment income..................          (418,172)        (826,263)      (167,404)       (315,773)
     Capital gains distributions ...............................                 0                0              0               0
                                                                       -----------     ------------     ----------      ----------
      Total dividends and distributions ........................          (418,172)        (826,263)      (167,404)       (315,773)
                                                                       -----------     ------------     ----------      ----------

From capital share transactions (note 4):
    Received from shares sold ..................................         7,813,330       13,411,231        308,868         315,892
    Received from dividends reinvested .........................           357,305          821,475        136,167         311,840
    Paid for shares redeemed ...................................        (4,631,852)     (12,570,685)       (43,358)        (65,222)
                                                                       -----------     ------------     ----------      ----------
     Increase (decrease) in net assets derived
      from capital share transactions ..........................         3,538,783        1,662,021        401,677         562,510
                                                                       -----------     ------------     ----------      ----------
       Increase (decrease) in net assets .....................           3,538,783        1,662,021        535,822         626,894
Net Assets:
    Beginning of period ........................................        15,809,883       14,147,862      6,283,628       5,656,734
                                                                       -----------     ------------     ----------      ----------
    End of period (a) ..........................................       $19,348,666     $ 15,809,883     $6,819,450      $6,283,628
                                                                       ===========     ============     ==========      ==========

(a)  Includes undistributed (overdistributed)
     net investment income (loss) of ...........................       $         0     $          0     $        0      $        0
                                                                       ===========     ============     ==========      ==========


                                                                                              PORTFOLIO
                                                                      -------------------------------------------------------------
                                                                                 INCOME                         INCOME & GROWTH
                                                                      SIX MOS. ENDED   YEAR ENDED    SIX MOS. ENDED    YEAR ENDED
                                                                         12-31-96       6-30-96         12-31-96         6-30-96
                                                                      ---------------------------    ------------------------------
From operations:
    Net investment income ......................................       $  221,644   $   468,533       $   171,243       $   284,405
    Realized gain (loss) on investments and
     foreign currency related transactions .....................            7,351       (49,166)         (123,482)          285,463
    Unrealized gain (loss) on investments and
     foreign currency related transactions .....................           98,343       (89,116)          841,546           627,931
                                                                       ----------   -----------       -----------       -----------
      Net increase in assets
       from operations .........................................          327,338       330,251           889,307         1,197,799
                                                                       ----------   -----------       -----------       -----------

Dividends and distributions to shareholders:
     Dividends paid from net investment income..................         (221,644)     (468,533)         (173,814)         (282,680)
     Capital gains distributions ...............................                0             0          (243,670)          (51,537)
                                                                       ----------   -----------       -----------       -----------
      Total dividends and distributions ........................         (221,644)     (468,533)         (417,484)         (334,217)
                                                                       ----------   -----------       -----------       -----------

From capital share transactions (note 4):
    Received from shares sold ..................................           79,260       779,610         1,094,348         2,570,771
    Received from dividends reinvested .........................          180,427       431,894           163,375           423,830
    Paid for shares redeemed ...................................         (663,710)   (1,233,852)       (1,440,542)         (804,922)
                                                                       ----------   -----------       -----------       -----------
     Increase (decrease) in net assets derived
      from capital share transactions ..........................         (404,023)      (22,348)         (182,819)        2,189,679
                                                                       ----------   -----------       -----------       -----------
       Increase (decrease) in net assets .....................           (298,329)     (160,630)          289,004         3,053,261
Net Assets:
    Beginning of period ........................................        6,982,573     7,143,203        10,769,203         7,715,942
                                                                       ----------   -----------       -----------       -----------
    End of period (a) ..........................................       $6,684,244    $6,982,573       $11,058,207       $10,769,203
                                                                       ==========     =========       ===========       ===========

(a)  Includes undistributed (overdistributed)
     net investment income (loss) of ...........................       $        0     $       0       $      (567)      $       277
                                                                       ==========     =========       ===========       ===========



The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                       FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
STATEMENTS OF CHANGES IN NET ASSETS     AND YEAR ENDED JUNE 30, 1996 (UNAUDITED)

                                                                                           PORTFOLIO
                                                              --------------------------------------------------------------
                                                                           GROWTH                          SMALL CAP
                                                              SIX MOS. ENDED     YEAR ENDED     SIX MOS. ENDED   YEAR ENDED
                                                                  12-31-96          6-30-96         12-31-96      6-30-96
                                                              ------------------------------      --------------------------
From operations:
    Net investment income (loss) .........................      $    46,053      $    93,986      $   32,263    $   82,502
    Realized gain on investments and foreign
     currency related transactions .......................           28,164          586,710          30,200       385,689
    Unrealized gain (loss) on investments and
     foreign currency related transactions ...............          668,369        1,174,130         211,153       338,621
                                                                -----------      -----------      ----------    ----------
      Net increase (decrease) in
       assets from operations ............................          742,586        1,854,826         273,616       806,812
                                                                -----------      -----------      ----------    ----------

Dividends and distributions to shareholders:
     Dividends paid from net investment income............          (45,849)         (94,036)        (32,115)      (82,824)
     Capital gains distributions .........................         (495,812)        (185,263)       (428,367)      (26,043)
                                                                -----------      -----------      ----------    ----------
      Total dividends and distributions ..................         (541,661)        (279,299)       (460,482)     (108,867)
                                                                -----------      -----------      ----------    ----------

From capital share transactions (note 4):
    Received from shares sold ............................        1,253,376        3,491,377         435,540     1,141,411
    Received from dividends reinvested ...................           53,666          530,826          25,769       111,230
    Paid for shares redeemed .............................       (1,751,463)        (811,763)       (325,452)     (404,162)
                                                                -----------      -----------      ----------    ----------
     Increase (decrease) in net assets derived
      from capital share transactions ....................         (444,421)       3,210,440         135,857       848,479
                                                                -----------      -----------      ----------    ----------
       Increase (decrease) in net assets .................         (243,496)       4,785,967         (51,009)    1,546,424
Net Assets:
    Beginning of period ..................................       11,757,854        6,971,887       4,462,333     2,915,909
                                                                -----------      -----------      ----------    ----------
    End of period (a) ....................................      $11,514,358      $11,757,854      $4,411,324    $4,462,333
                                                                ===========      ===========      ==========    ==========

(a)  Includes undistributed (overdistributed)
     net investment income (loss) of .....................      $       (21)     $      (225)     $      (66)   $     (215)
                                                                ===========      ===========      ==========    ==========

(b)  Commenced operations November 1, 1996.


                                                                                        PORTFOLIO
                                                              ----------------------------------------------------------
                                                                     INTERNATIONAL                GLOBAL CONTRARIAN
                                                              SIX MOS. ENDED   YEAR ENDED   SIX MOS. ENDED   YEAR ENDED
                                                                 12-31-96        6-30-96       12-31-96        6-30-96
                                                              ---------------------------   ----------------------------
From operations:
    Net investment income (loss) .........................    $    31,236     $    93,053    $   42,122     $   70,137
    Realized gain on investments and foreign
     currency related transactions .......................        644,782         846,138       134,809        217,196
    Unrealized gain (loss) on investments and
     foreign currency related transactions ...............       (248,340)      1,345,626      (149,088)       465,907
                                                              -----------     -----------    ----------     ----------
      Net increase (decrease) in
       assets from operations ............................        427,678       2,284,817        27,843        753,240
                                                              -----------     -----------    ----------     ----------

Dividends and distributions to shareholders:
     Dividends paid from net investment income............       (281,434)       (383,429)     (336,382)       (99,748)
     Capital gains distributions .........................       (452,640)       (347,520)            0        (28,591)
                                                              -----------     -----------    ----------     ----------
      Total dividends and distributions ..................       (734,074)       (730,949)     (336,382)      (128,339)
                                                              -----------     -----------    ----------     ----------

From capital share transactions (note 4):
    Received from shares sold ............................      2,472,853       3,712,934       476,549      1,281,031
    Received from dividends reinvested ...................        277,096         612,162        94,608         90,643
    Paid for shares redeemed .............................     (1,195,507)     (2,767,518)     (383,051)      (190,480)
                                                              -----------     -----------    ----------     ----------
     Increase (decrease) in net assets derived
      from capital share transactions ....................      1,554,442       1,557,578       188,106      1,181,194
                                                              -----------     -----------    ----------     ----------
       Increase (decrease) in net assets .................      1,248,046       3,111,446      (120,433)     1,806,095
Net Assets:
    Beginning of period ..................................     15,083,345      11,971,899     5,663,045      3,856,950
                                                              -----------     -----------    ----------     ----------
    End of period (a) ....................................    $16,331,391     $15,083,345    $5,542,612     $5,663,045
                                                              ===========     ===========    ==========     ==========

(a)  Includes undistributed (overdistributed)
     net investment income (loss) of .....................    $      (401)    $     8,188    $ (252,976)    $    2,924
                                                              ===========     ===========    ==========     ==========

(b)  Commenced operations November 1, 1996.


                                                               PORTFOLIO
                                                             ------------
                                                              CORE GROWTH
                                                              11-1-96 TO
                                                              12-31-96(b)
                                                             ------------
From operations:
    Net investment income (loss) .........................   $   (2,123)
    Realized gain on investments and foreign
     currency related transactions .......................       29,047
    Unrealized gain (loss) on investments and
     foreign currency related transactions ...............      (83,340)
                                                             ----------
      Net increase (decrease) in
       assets from operations ............................      (56,416)
                                                             ----------

Dividends and distributions to shareholders:
     Dividends paid from net investment income............            0
     Capital gains distributions .........................            0
                                                             ----------
      Total dividends and distributions ..................            0
                                                             ----------

From capital share transactions (note 4):
    Received from shares sold ............................    3,988,220
    Received from dividends reinvested ...................            0
    Paid for shares redeemed .............................      (30,000)
                                                             ----------
     Increase (decrease) in net assets derived
      from capital share transactions ....................    3,958,220
                                                             ----------
       Increase (decrease) in net assets .................    3,901,804
Net Assets:
    Beginning of period ..................................            0
                                                             ----------
    End of period (a) ....................................   $3,901,804
                                                             ==========

(a)  Includes undistributed (overdistributed)
     net investment income (loss) of .....................   $   (2,123)
                                                             ==========

(b)  Commenced operations November 1, 1996.

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                                   MONEY MARKET PORTFOLIO

    FACE                                              MARKET
   AMOUNT                SHORT-TERM NOTES              VALUE
----------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (8.4%)
     $850,000    Ford Motor Credit Corp.
                     5.310%  01-27-97                $   846,740
      780,000    General Motors Acceptance Corp.
                    5.340%  01-06-97                     779,422
                                                     -----------
                                                       1,626,162
                                                     -----------
                 COMPUTER AND RELATED (3.9%)
      750,000    IBM Credit Corp.
                    5.310%  01-22-97                     747,677
                                                     -----------

                 CONSUMER GOODS (4.4%)
      845,000    American Brands
                    5.320%  01-09-97                     844,001
                                                     -----------

                 EDUCATION (4.0%)
      775,000    University of Chicago
                    5.320%  01-06-97                     774,427
                                                     -----------

                 ELECTRONIC EQUIPMENT (2.8%)
      550,000    G.E. Capital
                    5.500%  01-23-97                     548,151
                                                     -----------

                 FINANCE (36.6%)
      950,000    American Express Credit Corp.
                    5.320%  01-21-97                     947,190
      680,000    American General Financial
                    5.400%  01-10-97                     679,082
      900,000    Banc One Funding
                    5.390%  02-07-97                     895,014
      720,000    BHP Finance (USA)
                    5.310%  01-14-97                     718,619
      750,000    Budget Funding
                    5.320%  01-09-97                     749,113
      655,000    Heller Financial Inc.
                    5.450%  01-02-97                     654,901
      930,000    Household Finance
                    5.310%  01-13-97                     928,345
      620,000    Transamerica Financial
                    5.510%  01-15-97                     618,672
                                                     -----------
                                                       6,190,937
                                                     -----------
                 INDUSTRIAL (8.5%)
      895,000    Dupont (EI) de Nemours
                    5.300%  01-27-97                     891,574
      750,000    Growmark, Inc.
                    5.600%  01-15-97                     748,367
                                                     -----------
                                                       1,639,941
                                                     -----------
                 INSURANCE (8.0%)
      900,000    Aetna Services
                    5.550%  01-15-97                     897,928
      650,000    Prudential Funding
                    5.460%  01-28-97                     647,338
      900,000    Relistar Mortgage Corp.
                    5.410%  02-18-97                     893,506
                                                     -----------
                                                       2,438,772
                                                     -----------

                 MACHINERY AND EQUIPMENT (3.9%)
      750,000    John Deere Capital Corp.
                    5.290% 01-07-97                      749,339
                                                     -----------

                 MEDICAL AND RELATED (4.2%)
      820,000    Sandoz Corp.
                    5.290%  01-24-97                     817,229
                                                     -----------

                 OIL, ENERGY AND NATURAL GAS (4.4%)
      850,000    Questar Corp.
                    5.330%  01-14-97                     848,364
                                                     -----------

                 RETAIL (7.0%)
      610,000    Southland Corp.
                    5.420%  01-07-97                     609,449
      750,000    Sears Roebuck Acceptance Corp.
                    5.340%  02-07-97                     745,885
                                                     -----------
                                                       1,355,334
                                                     -----------

                 UTILITIES (4.1%)
      800,000    Empire District Electric Co.
                    5.650%  01-17-97                     797,992
                                                     -----------


                 TOTAL HOLDINGS
                    (COST $19,378,327)(a)            $19,378,327
                                                     ===========

(a) Also represents cost for Federal income tax purposes.


   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                                       TAX-FREE PORTFOLIO

    FACE                                               MARKET
   AMOUNT                 MUNICIPAL BONDS              VALUE
-----------------------------------------------------------------
                 GENERAL OBLIGATION BONDS (14.1%)
     $200,000    Charleston County S. Carolina
                    7.250% 02-01-02                    $  204,516
      100,000    Clairborne County Mississippi
                    7.300% 05-01-25                       104,875
      150,000    Commonwealth of Puerto Rico
                    5.500%  07-01-17                      147,750
      250,000    State of Nevada
                    6.600% 12-01-13                       274,375
      250,000    State of Washington
                    5.000% 05-01-17                       232,500
                                                       ----------
                                                          964,016
                                                       ----------
                 INSURED BONDS (20.1%)
      250,000    Atlanta RTA
                    6.800% 07-01-14                       285,625
      250,000    Matagorde Texas
                    6.700%  03-01-27                      270,625
      250,000    New York State Med Care
                    6.750%  08-15-14                      274,375
      250,000    Pennsylvania Intergovernment Corp.
                    6.750%  06-15-21                      282,500
      250,000    Hawaii Department of Budget
                    6.000%  07-01-20                      255,938
                                                       ----------
                                                        1,369,063
                                                       ----------
                 AIRPORT REVENUE (3.4%)
      250,000    Chicago Illinois O'Hare Airport
                    5.000% 01-01-13                       233,125
                                                       ----------
                 HOSPITAL REVENUE (10.9%)
      250,000    Massachusetts State Hospital
                    6.200%  10-01-16                      258,438
      300,000    North Carolina Medical Care Comm.
                    5.250%  05-01-26                      279,000
      200,000    Wisconsin Health and Education
                    6.125%  11-15-15                      204,750
                                                       ----------
                                                          742,188
                                                       ----------
                 HOUSING REVENUE (2.2%)
      150,000    Alaska Housing
                    5.875% 12-01-24                       149,437
                                                       ----------
                 POLLUTION CONTROL &
                 INDUSTRIAL REVENUE (11.4%)
      250,000    Lawrenceburg, Indiana
                    5.900% 11-01-19                       244,063
      250,000    Richland County, S. Carolina
                    6.550% 11-01-20                       265,625
      250,000    West Feliciana, Louisiana
                    8.000% 12-01-24                       268,750
                                                       ----------
                                                          778,438
                                                       ----------

                 POWER REVENUE (22.2%)
      250,000    Jacksonville Florida
                  Municipal Electric
                    5.500% 10-01-14                       248,437
      250,000    Mobile Alabama
                    6.950% 01-01-20                       263,125
      250,000    North Carolina Eastern Power
                    6.000%  01-01-22                      251,563
      250,000    Salt River Arizona Project
                    5.000%  01-01-13                      236,875
      200,000    Southern California Public Power
                    6.000%  07-01-18                      211,500
      300,000    Washington Power
                    5.700%  07-01-12                      301,875
                                                       ----------
                                                        1,513,375
                                                       ----------
                 WATER REVENUE (3.6%)
      250,000    Metropolitan Water District of
                    S. California
                    5.500% 07-01-13                       246,562
                                                       ----------

                 ADVANCE REFUNDED (4.0%)
      250,000    Clark County, Nevada School
                  District
                    7.000% 06-01-09                       276,874
                                                       ----------

                 CONVENTION COMPLEX &
                 Hospitality Facilities (3.0%)
      200,000    Metropolitan Pier
                    6.250%  07-01-17                      202,000
                                                       ----------


                 TOTAL MUNICIPAL BONDS (94.9%)
                    (COST  $5,930,865)                 $6,475,078
                                                       ----------

    FACE                                               MARKET
   AMOUNT                SHORT-TERM NOTES              VALUE
----------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (3.9%)
     $100,000    General Motors Acceptence Corp.
                    5.340%  01-06-97                   $   99,919
      170,000    Ford Motors Inc.
                    5.600%  01-02-97                      169,972
                                                       ----------

                 TOTAL SHORT-TERM NOTES
                    (3.9%) (COST  $269,891)            $  269,891
                                                       ----------

                 TOTAL HOLDINGS
                    (COST  $6,200,756)(a)              $6,744,969
                                                       ==========

(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                                         INCOME PORTFOLIO

     FACE                                                   MARKET
    AMOUNT                LONG-TERM BONDS & NOTES            VALUE
---------------------------------------------------------------------
                   GOVERNMENT (21.1%)
     $1,000,000    U.S. Treasury Note
                      6.375% 08-15-02                      $1,006,990
        400,000    U.S. Treasury Note
                      7.375% 11-15-97                         405,836
                                                           ----------
                                                            1,412,826
                                                           ----------
                   COMPUTER AND RELATED (3.9%)
        250,000    IBM Corp.
                      7.250% 11-01-02                         258,438
                                                           ----------

                   CONSUMER GOODS (3.6%)
        250,000    RJR Nabisco, Inc.
                      7.625% 09-15-03                         241,250
                                                           ----------

                   FORESTRY AND PAPER PRODUCTS (3.9%)
        250,000    ITT Rayonier, Inc.
                      7.500% 10-15-02                         257,811
                                                           ----------

                   HOTEL/LODGING (3.1%)
        200,000    Marriott International
                      7.875% 04-15-05                         207,500
                                                           ----------

                   MEDICAL AND RELATED (7.0%)
        250,000    Bergen Brunswig Corp.
                      7.375% 01-15-03                         256,875
        200,000    Manor Care, Inc.
                      9.500% 11-15-02                         212,500
                                                           ----------
                                                              469,375
                                                           ----------

                   OIL, ENERGY AND NATURAL GAS (15.7%)
        250,000    Maxus Energy
                      9.875% 10-15-02                         256,875
        200,000    PDV America, Inc.
                      7.875% 08-01-03                         195,500
        239,511    Puget Power
                      6.450% 04-11-05                         236,890
        100,000    Seagull Energy
                      7.875% 08-01-03                          98,000
        250,000    Tenneco Inc.
                      8.075%  10-01-02                        261,875
                                                           ----------
                                                            1,049,140
                                                           ----------
                   REAL ESTATE (3.0%)
        200,000    Avalon Properties Inc.
                      7.375% 09-15-02                         200,250
                                                           ----------

                   RETAIL (1.5%)
        100,000    Genesco, Inc.
                      10.375% 02-01-03                        102,000
                                                           ----------


                   TEXTILES AND RELATED (3.8%)
        250,000    Fruit of the Loom Corp.
                        7.875%  10-15-99                      256,875
                                                           ----------

                   TRANSPORTATION (3.7%)
        250,000    Illinois Central Gulf Railroad
                      6.750%  05-15-03                        247,813
                                                           ----------

                   UTILITIES (12.1%)
        250,000    El Paso Electric Co.
                      8.900%  02-01-06                        260,625
        250,000    Mississippi Power and Light
                      8.800%  04-01-05                        255,313
        300,000    Texas Utilities Electric
                      7.480% 01-01-17                         292,875
                                                           ----------
                                                              808,813
                                                           ----------
                   MISCELLANEOUS (4.4%)
        300,000    ITT Destinations Inc.
                      6.750% 11-15-05                         291,750
                                                           ----------

                   TOTAL LONG-TERM BONDS & NOTES (86.8%)
                      (COST  $5,718,114)                   $5,803,841
                                                           ----------

     FACE                                                   MARKET
    AMOUNT               SHORT-TERM NOTES                    VALUE
---------------------------------------------------------------------
                   AUTOMOTIVE AND RELATED (3.7%)
       $100,000    General Motors Acceptance Corp.
                      5.340% 01-06-97                      $   99,919
        150,000    Ford Motor Credit Corp.
                      5.600%  01-02-97                        149,975
                                                           ----------

                   TOTAL SHORT-TERM NOTES (3.7%)
                      (COST  $249,894)                     $  249,894
                                                           ----------

                                                            MARKET
     SHARES               PREFERRED STOCK                    VALUE
---------------------------------------------------------------------
                   ELECTRICAL EQUIPMENT (3.2%)
          8,000    GTE Delaware, 8.750% Series B           $  211,000
                                                           ----------

                   FINANCE (2.6%)
          7,000    Connecticut Light, Power & Capital
                      9.300% Series A                         176,750
                                                           ----------

                   OIL, ENERGY AND NATURAL GAS (2.5%)
          6,500    Phillips Gas Co., 9.320%, Series A         170,625
                                                           ----------

                   TOTAL PREFERRED STOCK (8.3%)
                      (COST  $537,500)                     $  558,375
                                                           ----------

                   TOTAL HOLDINGS
                      (COST  $6,505,508) (a)               $6,612,110
                                                           ==========


(a) Also represents cost for Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                              INCOME AND GROWTH PORTFOLIO

    FACE                                                        MARKET
   AMOUNT                  LONG-TERM BONDS & NOTES               VALUE
--------------------------------------------------------------------------
                 COMPUTER AND RELATED (2.4%)
     $250,000    IBM Corp.
                    7.250% 11-01-02                             $  258,437
                                                                ----------

                 ELECTRICAL EQUIPMENT (1.0%)
      100,000    Robins & Myers
                    6.500%  09-01-03                               113,125
                                                                ----------

                 FINANCE (0.9%)
      100,000    Citifed Bancorp
                    8.250%  09-01-03                                97,125
                                                                ----------

                 FORESTRY AND PAPER PRODUCTS (2.3%)
      250,000    ITT Rayonier, Inc.
                    7.500% 10-15-02                                257,813
                                                                ----------

                 OIL, ENERGY AND NATURAL GAS (10.6%)
      250,000    Maxus Energy
                    9.875% 10-15-02                                256,875
      100,000    Offshore Logistics
                    6.000%  12-15-06                               103,875
      300,000    PDV America, Inc.
                    7.875%  08-01-03                               293,250
      250,000    Tenneco, Inc.
                    8.075%  10-01-02                               261,875
      250,000    Union Texas Petroleum
                    8.250%  11-15-99                               258,125
                                                                ----------
                                                                 1,174,000
                                                                ----------
                 UTILITIES (1.8%)
      200,000    Mississippi Power and Light
                    8.800% 04-01-05                                204,250
                                                                ----------

                 TOTAL LONG-TERM BONDS & NOTES (19.0%)
                    (COST  $2,041,079)                          $2,104,750
                                                                ----------

    FACE                                                          MARKET
   AMOUNT                     SHORT-TERM NOTES                     VALUE
--------------------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (3.8%)
     $315,000    Ford Motor Credit Corp.
                    5.600%  01-02-97                            $  314,948
      100,000    General Motors Acceptance Corp.
                    6.120% 01-03-97                                 99,966
                                                                ----------
                                                                   414,914
                                                                ----------
                 FINANCE (4.2%)
      475,000    American Express Credit Corp.
                    5.800%  01-06-97                               474,614
                                                                ----------

                 TOTAL SHORT-TERM NOTES (8.0%)
                    (COST  $889,528)                            $  889,528
                                                                ----------

                                                                  MARKET
       SHARES               COMMON STOCK                          VALUE
--------------------------------------------------------------------------
                 AEROSPACE (3.0%)
        5,000    Allied Signal, Inc.                            $  335,000
                                                                ----------

                 AUTOMOTIVE AND RELATED (4.3%)
        3,300    Chrysler Corp.                                    108,900
        7,000  * Custom Chrome Inc.                                140,875
        4,000    Magna International, Inc.                         223,000
                                                                ----------
                                                                   472,775
                                                                ----------
                 BANKING (3.7%)
        5,500    Community First Bankshares                        151,250
       10,000    First Colorado Bancorp                            170,000
        2,500    Susquehanna Bancshares                             86,563
                                                                ----------
                                                                   407,813
                                                                ----------
                 BUSINESS SERVICES (7.2%)
        6,000    Clarcor                                           132,750
        5,000    First Data Corp.                                  182,500
        3,500    Manpower Inc.                                     113,750
        6,000    Reynolds and Reynolds                             156,000
        7,000  * Verifone, Inc.                                    206,500
                                                                ----------
                                                                   791,500
                                                                ----------
                 CHEMICALS (2.2%)
        5,000    Learonal Inc.                                     115,000
          714  * Millenium Chemicals                                12,674
        4,500    OM Group Inc.                                     121,500
                                                                ----------
                                                                   249,174
                                                                ----------
                 COMPUTER AND RELATED (10.5%)
        4,000    Hewlett Packard Co.                               201,000
        3,000    Intel Corp.                                       392,813
       10,000    MacNeal-Schwendler Corp.                           78,750
        2,000  * Microsoft Corp.                                   165,250
        4,000    Texas Instruments, Inc.                           255,000
        1,000  * U.S. Robotics                                      72,000
                                                                ----------
                                                                 1,164,813
                                                                ----------
                 CONSUMER PRODUCTS (3.1%)
        3,000    Panamerican Beverages Inc.                        140,625
        2,000    Stanhome, Inc.                                     53,000
        5,000    Haverty Furniture                                  56,875
        7,000    Versa Technologies                                 91,000
                                                                ----------
                                                                   341,500
                                                                ----------
                 ELECTRICAL EQUIPMENT (4.0%)
        3,000    Varian Associates, Inc.                           152,625
       12,000    Westinghouse Electric                             238,500
        1,000    Xerox Corp.                                        52,625
                                                                ----------
                                                                   443,750
                                                                ----------
                 ENTERTAINMENT AND LEISURE (1.7%)
        5,000    Cedar Fair                                        185,000
                                                                ----------

                 FINANCE (2.1%)
       15,000    Bando McGlocklin Capital                          168,750
       10,000    Hanson Trust, PLC                                  67,500
                                                                ----------
                                                                   236,250
                                                                ----------
                 FOOD AND RELATED (1.0%)
        3,000    H.J. Heinz Co.                                    107,250
                                                                ----------


                                                                     (CONTINUED)

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                  INCOME AND GROWTH PORTFOLIO (CONTINUED)


                                                                MARKET
       SHARES                   COMMON STOCK                     VALUE
--------------------------------------------------------------------------
                 INDUSTRIAL SERVICES (7.4%)
        5,000    Minerals Technologies, Inc.                    $  205,000
       12,000    Regal Beloit Corp.                                235,500
        4,000    Sonoco Products Inc.                              103,500
        5,000    York International, Corp.                         279,375
                                                                ----------
                                                                   823,375
                                                                ----------
                 MEDICAL AND RELATED (5.7%)
        2,500    Baxter International                              102,500
        5,000    Health Care Realty Trust                          132,500
        4,500    National Health Investors                         170,438
          500    Allegiance Corporation                             13,813
        2,000    Guidant Corp.                                     114,000
        2,150    National Healthcare LP                             93,794
                                                                ----------
                                                                   627,045
                                                                ----------
                 OIL, ENERGY AND GAS (8.6%)
        8,000    Camco International, Inc.                         369,000
        4,800    National Propane Partners                          94,200
        3,000    WD-40 Co.                                         153,047
        8,000    Westcoast Energy, Inc.                            134,000
        5,250    Williams Cos., Inc.                               196,875
                                                                ----------
                                                                   947,122
                                                                ----------
                 REAL ESTATE (2.2%)
        8,000    Commercial Net Lease Realty                       127,000
        4,000    First Industrial Realty Trust                     121,500
                                                                ----------
                                                                   248,500
                                                                ----------
                 TEXTILES AND RELATED (1.0%)
        4,500    Oxford Industries, Inc.                           108,000
                                                                ----------

                 TRANSPORTATION (4.1%)
        3,723    Burlington Northern, Inc.                         321,574
        1,250  * Consolidated Freightways Corp.                     11,094
        2,500    Consolidated Freightways Inc.                      55,625
        6,000    Greenbriar Companies, Inc.                         62,250
                                                                ----------
                                                                   450,543
                                                                ----------
                 TOTAL COMMON STOCK (71.8%)
                    (COST  $5,358,886)                          $7,939,410
                                                                ----------

                                                                MARKET
     SHARES              PREFERRED STOCK                         VALUE
--------------------------------------------------------------------------
                 FINANCE (0.4%)
        1,500  * MONEY STORE
                    6.500%                                          41,062
                                                                ----------

                 OIL, ENERGY AND GAS (1.4%)
        3,000    Howell Corp.
                   $3.50 Series A                                  153,000
                                                                ----------

                 REAL ESTATE (0.5%)
        2,500    Oasis Residential, Inc.,
                    9.000% Series A                                 64,688
                                                                ----------

                 UTILITIES (1.5%)
        6,300    Phillips Gas Co., 9.320% Series A                 165,375
                                                                ----------

                 TOTAL PREFERRED STOCK (3.8%)
                    (COST  $413,050)                               424,125
                                                                ----------

                 TOTAL HOLDINGS
                    (COST  $8,702,543)(a)                       11,357,813
                                                                ==========

(a)  Also represents cost for Federal income tax purposes.
 *   Non-income producing securities.

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                                         GROWTH PORTFOLIO

    FACE                                                 MARKET
   AMOUNT                 SHORT-TERM NOTES                VALUE
-----------------------------------------------------------------
                 AUTOMOTIVE AND RELATED (4.9%)
     $360,000    Ford Motor Credit Corp.
                    5.600% 01-02-97                      $359,940
      200,000    General Motors Acceptance Corp.
                   6.120% 01-03-97                        199,932
                                                         --------
                 TOTAL SHORT-TERM NOTES (4.9%)           $559,872
                    (COST $559,872)                      --------

                                                          MARKET
       SHARES               COMMON STOCK                  VALUE
-----------------------------------------------------------------
                 AEROSPACE (4.9%)
        4,500    Allied Signal, Inc.                   $  301,500
          168    Boeing Co.                                17,871
        4,000  * Rockwell International Corp.             243,500
                                                       ----------
                                                          562,871
                                                       ----------
                 AUTOMOTIVE AND RELATED (6.6%)
        5,500    Arvin Industries, Inc.                   136,125
        3,000    Chrysler Corp.                            99,000
        6,000  * Custom Chrome Inc.                       120,750
        5,000    Magna International, Inc.                278,750
        7,000    Walbro Corp.                             127,750
                                                       ----------
                                                          762,375
                                                       ----------
                 BANKING (5.7%)
        3,150    Charter One Financial Inc.               132,300
        5,000    Community First Bankshares               137,500
       10,000    First Colorado Bancorp                   170,000
       11,025    Franklin National Bank                   129,544
        2,500    Susquehanna Bancshares                    86,562
                                                       ----------
                                                          655,906
                                                       ----------

                 BUILDING AND CONSTRUCTION (2.0%)
        8,500    Hardinge Inc.                            226,310
                                                       ----------

                 BUSINESS SERVICES (10.4%)
        8,500  * Alternative Resources                    147,687
        6,000  * American Business Info.                  133,500
        5,000    First Data Corp.                         182,500
        9,000  * Globe Business Resources                  92,250
        6,500    Manpower Inc.                            211,250
        6,000    Reynolds and Reynolds                    156,000
        7,000  * Verifone, Inc.                           206,500
        4,500    Wackenhut Corp. Class B                   68,625
                                                       ----------
                                                        1,198,312
                                                       ----------
                 CHEMICALS (1.4%)
       11,000  * Canisco Resources Inc.                    44,000
        4,500    OM Group Inc.                            121,500
                                                       ----------
                                                          165,500
                                                       ----------
                 CONSUMER GOODS (2.2%)
        3,000    Panamerican Beverages Inc.               140,625
        2,000    Stanhome Inc.                             53,000
        2,000    Warnaco Group Cl A                        59,250
                                                       ----------
                                                          252,875
                                                       ----------

                 COMMUNICATIONS (5.0%)
        7,000  * Atlantic Tele-network Inc.               106,750
        3,000  * Granite Broadcasting, Corp.               31,875
        4,250  * Mastec Inc.                              225,250
        1,000  * U.S. Robotics                             72,000
        6,500  * Xpedite Systems Inc.                     138,125
                                                       ----------
                                                          574,000
                                                       ----------
                 COMPUTER AND RELATED (14.0%)
        6,500  * Cisco Systems Inc.                       413,563
        9,000  * Continental Circuits Corp.                96,750
        4,000    Hewlett Packard Co.                      201,000
        3,000  * Informix Corp.                            61,125
        2,000    Intel Corp.                              261,875
       10,000    MacNeal-Schwendler Corp.                  78,750
       10,000  * Medar Inc.                                56,250
        2,000  * Microsoft Corp.                          165,250
        1,000  * Structural Dynamics                       20,000
        4,000    Texas Instruments, Inc.                  255,000
                                                       ----------
                                                        1,609,563
                                                       ----------
                 DURABLE GOODS (1.0%)
        5,000  * Zebra Technology Corp.                   116,875
                                                       ----------

                 ELECTRICAL EQUIPMENT (7.1%)
        5,000  * Analog Devices, Inc.                     169,375
        6,000  * Anixter International Inc.                96,750
        4,500    BMC Industries, Inc.                     141,750
        4,000    Varian Associates, Inc.                  203,500
        8,000    Westinghouse Electric                    159,000
        1,000    Xerox Corp.                               52,625
                                                       ----------
                                                          823,000
                                                       ----------
                 ENTERTAINMENT AND LEISURE (2.0%)
        5,000    Cedar Fair                               185,000
        1,000  * ITT Corp.                                 43,375
                                                       ----------
                                                          228,375
                                                       ----------
                 FINANCE (2.0%)
        4,250  * Olympic Financial Ltd.                    61,094
        7,500    SEI Corp.                                166,875
                                                       ----------
                                                          227,969
                                                       ----------
                 FOOD AND RELATED (0.8%)
       10,000  * Buffets, Inc.                             91,250
                                                       ----------

                 HOUSEHOLD PRODUCTS (1.0%)
        6,500  * Guest Supply, Inc.                       114,563
                                                       ----------

                 INDUSTRIAL SERVICES (5.2%)
        3,500    Minerals Technologies, Inc.              143,500
        8,000    Regal Beloit Corp.                       157,000
        4,000    Sonoco Products Co.                      103,500
        3,500    York International Corp.                 195,563
                                                       ----------
                                                          599,563
                                                       ----------
                 INSURANCE (1.0%)
        1,900    St. Paul Cos.                            111,388
                                                       ----------

                 MACHINERY (1.8%)
        2,900    Kysor Industrial Corp.                    94,613
        3,000    Trinity Industries, Inc.                 112,500
                                                       ----------
                                                          207,113


                                                                     (CONTINUED)

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                             GROWTH PORTFOLIO (CONTINUED)

                                                          MARKET
       SHARES               COMMON STOCK                  VALUE
-----------------------------------------------------------------
                 MEDICAL AND RELATED (8.6%)
          700    Allegiance Corp.                     $    19,337
        3,500    Baxter International                     143,500
        5,500  * Cephalon Inc.                            112,750
        5,600    Columbia HCA Healthcare                  228,200
        3,000  * Foundation Health Corp.                   95,250
        2,000    Guidant Corp.                            114,000
        2,000  * Humana Inc.                               38,250
        2,150    National Healthcare LP                    93,794
        5,000  * Quorum Health Group Inc.                 148,750
                                                      -----------
                                                          993,831
                                                      -----------
                 METAL FABRICATING (3.1%)
       10,000    Amcast Industrial Corp.                  247,500
        3,250  * Wolverine Tube, Inc.                     114,563
                                                      -----------
                                                          362,063
                                                      -----------

                 OIL, ENERGY AND NATURAL GAS (7.3%)
        3,000  * Belco Oil & Gas                           82,125
        5,000  * Cairn Energy USA Inc.                     50,000
        6,000    Camco International, Inc.                276,750
        7,000  * Louis Dreyfus Natural Gas                119,875
        8,000  * Santa Fe Energy Resources                111,000
        4,500    Williams Cos., Inc.                      168,750
        1,500    Wiser Oil                                 29,625
                                                      -----------
                                                          838,125
                                                      -----------
                 RETAIL (2.4%)
       10,000    Family Dollar Stores                     203,750
       10,000  * Ridgeview Inc.                            73,750
                                                      -----------
                                                          277,500
                                                      -----------

                 TRANSPORTATION (2.3%)
        1,595    Burlington Northern Inc.                 137,768
        1,250  * Consolidated Freightways Corp.            11,094
        2,500    Consolidated Freightways Inc.             55,625
        6,000    Greenbrier Companies Inc.                 62,250
                                                      -----------
                                                          266,737
                                                      -----------
                 TOTAL COMMON STOCK (97.8%)
                     (COST  $8,078,007)               $11,266,060
                                                      -----------

                                                      MARKET
    SHARES             PREFERRED STOCK                VALUE
--------------------------------------------------------------
              FINANCE (0.3%)
     1,500  * Money Store  6.500%                  $    41,062
                                                   -----------
              OIL, ENERGY AND NATURAL GAS (0.9%)
     2,000    Howell Corp.
                 $3.50 Series A                        102,000
                                                   -----------
              REAL ESTATE (0.3%)
     1,250    Oasis Residential Inc., 9.000%
                 Series A                               32,344
                                                   -----------
              TOTAL PREFERRED STOCK (1.5%)
                 (COST  $173,200)                  $   175,406
                                                   -----------
              TOTAL HOLDINGS
                 (COST  $8,811,079)(a)             $12,001,342
                                                   ===========

(a) Also represents cost for Federal income tax purposes.
 *  Non-income producing securities.


   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                                      SMALL CAP PORTFOLIO


                                                                 MARKET
     SHARES              COMMON STOCK                             VALUE
-------------------------------------------------------------------------
               AUTOMOTIVE AND RELATED (3.1%)
      3,000  * Custom Chrome Inc.                              $   60,375
      6,000    Defiance Inc.                                       39,000
      2,000    Walbro Corp.                                        36,500
                                                               ----------
                                                                  135,875
                                                               ----------
               BANKING (5.5%)
      4,000    Community First Bankshares                         110,000
      5,407    Franklin National Bank                              63,532
      2,000    Susquehanna Bancshares                              69,250
                                                               ----------
                                                                  242,782
                                                               ----------
               BUILDING AND CONSTRUCTION (3.4%)
      4,000    Hardinge Inc.                                      106,500
      4,000  * Zaring Homes, Inc.                                  45,000
                                                               ----------
                                                                  151,500
                                                               ----------
               BUSINESS SERVICES (10.8%)
      5,500  * Alternative Resources                               95,563
      4,000  * American Business Info.                             89,000
      4,000    Clarcor                                             88,500
      6,000  * Globe Business Resources                            61,500
      4,000    Reynolds & Reynolds                                104,000
      2,500    Wackenhut Corp. Class B                             38,125
                                                               ----------
                                                                  476,688
                                                               ----------
               CHEMICALS (2.9%)
      3,000    Learonal Inc.                                       69,000
      2,250    OM Group Inc.                                       60,750
                                                               ----------
                                                                  129,750
                                                               ----------
               COMMUNICATIONS (6.6%)
      3,000  * Atlantic Tele-Network Inc.                          45,750
      5,000  * Comdial Corp.                                       31,250
      2,000  * Granite Broadcasting, Corp.                         21,250
      2,250  * Mastec Inc.                                        119,250
      3,500  * Xpedite Systems Inc.                                74,375
                                                               ----------
                                                                  291,875
                                                               ----------
               COMPUTER AND RELATED (4.4%)
      6,000  * Continental Circuits Corp.                          64,500
      3,000  * Ikos Systems, Inc.                                  60,000
      5,000    MacNeal-Schwendler Corp.                            39,375
      2,000  * Medar Inc.                                          11,250
      1,000  * Structural Dynamics                                 20,000
                                                               ----------
                                                                  195,125
                                                               ----------
               CONSUMER PRODUCTS (3.4%)
      5,000    Haverty Furniture Co.                               56,875
      1,500    Stanhome Inc.                                       39,750
      4,000    Versa Technologies                                  52,000
                                                               ----------
                                                                  148,625
                                                               ----------
               DURABLE GOODS (2.9%)
      3,300    Myers Industries                                    55,688
      3,000  * Zebra Technology Corp.                              70,125
                                                               ----------
                                                                  125,813
                                                               ----------
               ELECTRICAL EQUIPMENT (5.3%)
      4,000    Anixter International Inc.                          64,500
      2,500    BMC Industries Inc.                                 78,750
      2,000    Federal Signal Corp.                                51,750
      1,500    Robbins & Myers                                     37,500
                                                               ----------
                                                                  232,500
                                                               ----------
               ENTERTAINMENT AND LEISURE (1.3%)
      1,500    Cedar Fair                                          55,500
                                                               ----------

               FINANCE (4.6%)
      6,500    Bando McGlocklin Capital                            73,123
      2,750  * Olympic Financial LTD                               39,531
      4,000    SEI Corp.                                           89,000
                                                               ----------
                                                                  201,654
                                                               ----------
               FOOD AND RELATED (1.2%)
      6,000  * Buffets, Inc.                                       54,750
                                                               ----------

               FORESTRY AND PAPER PRODUCTS (2.7%)
      6,000  * Specialty Paperboard                               120,000
                                                               ----------

               HOUSEHOLD PRODUCTS (2.2%)
      5,500  * Guest Supply                                        96,938
                                                               ----------
               MACHINERY (1.9%)
      2,500    Kysor Industrial Corp.                              81,563
                                                               ----------

               MEDICAL AND RELATED (7.7%)
      9,000  * Bio Whittaker Inc.                                  72,000
      3,000  * Cephalon Inc.                                       61,500
      4,000    Healthcare Realty Trust                            106,000
      3,000  * ICU Medical                                         23,625
      2,625  * Quorum Health Group Inc.                            78,094
                                                               ----------
                                                                  341,219
                                                               ----------
               METAL AND MINING (3.6%)
      2,500    Amcast Industrial Corp.                             61,874
      3,500    Greenbrier Companies Inc.                           36,313
      1,750  * Wolverine Tube, Inc.                                61,688
                                                               ----------
                                                                  159,875
                                                               ----------
               OIL, ENERGY AND NATURAL GAS (15.7%)
      3,000  * Belco Oil & Gas                                     82,125
      5,000  * Cairn Energy USA Inc.                               50,000
      2,500    Camco International, Inc.                          115,313
      5,000  * Louis Dreyfus Natural Gas                           85,625
      6,000  * Offshore Logistics Inc.                            116,250
      8,000  * Santa Fe Energy Resources                          111,000
      2,000    WD-40 Co.                                          102,031
      1,500    Wiser Oil                                           29,625
                                                               ----------
                                                                  691,969
                                                               ----------
               REAL ESTATE (6.0%)
      6,000    Commercial Net Lease Realty                         95,250
      3,000    First Industrial Realty Trust                       91,125
      3,000    Liberty Property Trust                              77,250
                                                               ----------
                                                                  263,625
                                                               ----------
               RETAIL (3.1%)
      5,000    Family Dollar Stores                               101,875
      5,000  * Ridgeview Inc.                                      36,875
                                                               ----------
                                                                  138,750
                                                               ----------
               MISCELLANEOUS (2.8%)
      2,000    Pittston Brink's Group                              54,000
      1,000    Pittston Burlington Group                           20,000
      2,000  * Whittman-Hart Inc.                                  51,250
                                                               ----------
                                                                  125,250
                                                               ----------
               TOTAL COMMON STOCK (101.1%)
                  (COST  $3,755,999)                           $4,461,626
                                                               ==========

                                                                     (CONTINUED)

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                          SMALL CAP PORTFOLIO (CONTINUED)

                                                         MARKET
       SHARES             PREFERRED STOCK                 VALUE
----------------------------------------------------------------
                 REAL ESTATE (0.7%)
        1,250    Oasis Residential, Inc.,
                    9.000% Series A                      $32,344
                                                         -------

                 OIL, ENERGY AND NATURAL GAS (1.2%)
        1,000    Howell Corp.

                    $3.50 Series A                        51,000
                                                         -------

                 TOTAL PREFERRED STOCK (1.9%)
                    (COST  $82,350)                      $83,344
                                                         -------

    FACE                                                 MARKET
   AMOUNT              NON-CONVERTIBLE BOND              VALUE
----------------------------------------------------------------
                 ELECTRICAL EQUIPMENT (1.3%)
      $50,000    Robins & Myers
                    6.500%  due 09-01-03                 $56,562
                                                         -------

                 TOTAL NON-CONVERTIBLE BONDS             $56,562
                   (1.3%)  (COST $50,000)                -------

    FACE                                                MARKET
   AMOUNT                   COMMERCIAL PAPER             VALUE
---------------------------------------------------------------
                 AUTOMOTIVE (3.7%)
    $165,000     Ford Motors
                    5.600%  due 01-02-97             $  164,973
                                                     ----------

                 TOTAL COMMERCIAL PAPER
                   (3.7%) (COST  $164,973)           $  164,973
                                                     ----------


                 TOTAL HOLDINGS
                   (COST  $4,053,322)(a)             $4,766,505
                                                     ==========

(a) Also represents cost for Federal income tax purposes.
 *  Non-income producing securities

   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                                  INTERNATIONAL PORTFOLIO

                                                              MARKET
       SHARES                COMMON STOCK                      VALUE
--------------------------------------------------------------------------------
                JAPAN (14.3%)
       15,000   Aida Engineering Limited (19)               $   94,719
        7,150   Chofu Seisakusho (9)                           134,278
       50,000   Dai Tokyo Fire Marine Inc. Co. Ltd.(18)        264,904
       35,000   Dowa Fire & Marine (18)                        134,476
        1,500   Hitachi Ltd. ADR (11)                          138,750
       12,000   Fuji Photo Film Co. Ltd. (9)                   394,900
       25,000 * Iino Kaiun Kaisha (5)                           88,301
        5,000   Ito-Yokado Co. Ltd. (28)                       217,092
       25,000   Nisshinbo Industries Inc. (8)                  194,263
       12,000   Shimano Inc. (9)                               203,653
       25,000   Shoei Co. (27)                                 213,215
        1,800   Toho Co. (20)                                  260,510
                                                            ----------
                                                             2,339,061
                                                            ----------
                FRANCE (9.8%)
        2,000   Compagnic Generale des Eaux (33)               247,784
        2,500   Elf Aquitaine (12)                             227,505
        2,000   Emin Leydier (24)                              139,114
          525   Eurafrance SA (20)                             226,792
        1,500   Gaumont SA (20)                                124,277
        2,000   Legrand ADP (10)                               221,194
        1,000   Groupe NSC (19)                                106,358
        1,000   Promodes C.I. (28)                             181,117
           35   Societe Immobiliere Marseillarse (33)           45,857
          368   Taittinger (13)                                 71,756
                                                            ----------
                                                             1,591,754
                                                            ----------
                SWITZERLAND (7.2%)
           50   Bank for Intl. Settements (3)                  372,717
          500   Kuehne & Nagel Intl. AG (32)                   264,629
           75   Lindt & Sprungli AG PC (9)                     123,556
          750   Sika Finanz AG Bearer (7)                      178,904
          550   Societe General d'Affichage DRC (20)           234,924
                                                            ----------
                                                             1,174,730
                                                            ----------
                LATIN AMERICA (6.8%)
       30,000   Antofagasta Holding plc (21)                   174,675
        5,000   Bladex (3)                                     253,750
       25,000   Cresud S.A. (1)                                 44,258
      150,000   Ledesma S.A. (1)                               187,535
      250,000   Siderca S.A.I.C. (12)                          456,334
                                                            ----------
                                                             1,116,552
                                                            ----------
                CANADA (5.7%)
       10,000   Canadian Pacific Ltd. (34)                     265,000
        5,000   Dofasco, Inc. (30)                              94,474
        5,500   Franco-Nevada Mining Corp. (21)                228,889
       15,000   Noranda, Inc. (21)                             334,306
                                                            ----------
                                                               922,669
                                                            ----------
                GERMANY (4.9%)
        7,500   Bayer AG (7)                                   304,140
        1,000   Buderus AG (5)                                 500,000
                                                            ----------
                                                               804,140
                                                            ----------
                NEW ZEALAND (4.4%)
       50,000 * Apple Fields, Ltd. (14)                         20,836
      100,549   Carter Holt Harvey Limited (14)                227,967
       34,370   Independent Press Comm. Ltd. (20)              191,777
      130,000   Shortland Properties, Ltd. (27)                 89,983
      240,260   Tasman Agriculture Limted (1)                  190,059
                                                            ----------
                                                               720,622
                                                            ----------
                NETHERLANDS (4.1%)
        4,500   German City Estates NV (27)                    $69,519
        4,500   Apothekers Cooperatie OPG (17)                 129,405
        3,000   Randstad Holding NV (29)                       216,629
        6,500   Philips Electronics NV ADR (11)                260,000
                                                            ----------
                                                               675,553
                                                            ----------
                SINGAPORE (3.8%)
       75,000   Clipsal Industries Ltd. (10)                   273,000
       25,000   Singapore Bus Service Ltd. (32)                129,511
      110,000   Thakral Corporation (10)                        98,450
       50,000   Times Publishing Ltd. (25)                     112,897
                                                            ----------
                                                               613,858
                                                            ----------
                HONG KONG (3.8%)
      555,003   CDL Hotels Intl. Ltd. (16)                     317,524
      250,000   Shaw Brothers (Hong Kong) Ltd.(20)             297,369
                                                            ----------
                                                               614,893
                                                            ----------
                SWEDEN (3.3%)
        8,500   AssiDoman AB (14)                              236,009
        7,000   IRO AB (19)                                     84,905
        5,000   Investors AB 'B' (34)                          220,300
                                                            ----------
                                                               541,214
                                                            ----------
                UNITED KINGDOM (2.0%)
       25,000   Berisford plc (34)                              61,436
       45,000 * McBride plc (9)                                104,805
       35,000   Royal Doulton plc (9)                          162,131
                                                            ----------
                                                               328,372
                                                            ----------
                AUSTRIA (1.7%)
        2,500   VAE AG (32)                                    283,821
                                                            ----------
                NORWAY (1.7%)
       15,000   Schibsted AS (20)                              276,609
                                                            ----------
                DENMARK (1.4%)
        3,500   Carlsberg International A/S 'B' (9)            236,312
                                                            ----------
                ITALY (1.4%)
      350,000 * Montedison NC Savings SPA (34)                 222,727
                                                            ----------
                BELGIUM (1.1%)
        1,000   Engrais Rosier SA (34)                         176,425
                                                            ----------
                FINLAND (1.0%)
        2,500   Vaisala Oy A (5)                               163,121
                                                            ----------
                ISRAEL (0.8%)
       35,000   Israel Land Development Co. Ltd. (34)          128,319
                                                            ----------
                MEXICO (0.5%)
       25,000   Industrias Penoles SA de CV (21)                88,459
      384,000   United Mexican States Oil Recovery (12)              0
                                                            ----------
                                                                88,459
                                                            ----------
                TURKEY (0.2%)
    3,727,696   Medya Holdings SA (25)                          34,295
                                                            ----------


                                                           (continued)

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                      INTERNATIONAL PORTFOLIO (CONTINUED)

                                                            MARKET
    SHARES                   COMMON STOCK                   VALUE
--------------------------------------------------------------------------------
                MISCELLANEOUS (2.9%)
       12,000   North European Oil Royalty Tr. (12)        $   157,500
        5,000   Minorco ADR (34)                               104,063
      100,000   Lonrho plc (34)                                213,206
                                                           -----------
                                                               474,769
                                                           -----------
                TOTAL COMMON STOCK
                   (82.8%) (COST  $11,824,637)             $13,528,275
                                                           -----------

                                                            MARKET
    SHARES                  PREFERRED STOCK                 VALUE
--------------------------------------------------------------------------------
                INDONESIA (2.1%)
        5,500   Freeport McMoRan Pfd. 'C' (22)             $   169,812
       10,500   Freeport McMoRan Pfd. 'D' (22)                 178,500
                                                           -----------
                                                               348,312
                                                           -----------
                SOUTH KOREA (0.3%)
       15,000   L.G. Electronics Pfd GDR (11)                   50,625
                                                           -----------
                TOTAL PREFERRED STOCK
                  (2.4%) (COST $537,843)                   $   398,937
                                                           -----------

     FACE                                                  MARKET
    AMOUNT                 SHORT-TERM NOTES                 VALUE
--------------------------------------------------------------------------------
                FINANCE (1.5%)
     $240,000   American Express
                   6.750%  due 01-02-97                    $   239,955
                                                           -----------
                CONSUMER GOODS (7.6%)
      700,000   Panasonic Finance Inc.
                   6.750%  due 01-02-97                        699,869
      537,000   Toshiba Intl. Finance
                   5.800%  due 01-21-97                        535,270
                                                           -----------
                                                             1,235,139
                                                           -----------
                TOTAL SHORT-TERM NOTES (9.1%)
                   (COST  $1,475,094)                      $ 1,475,094
                                                           -----------

     FACE                                                    MARKET
    AMOUNT                 NON-CONVERTIBLE BONDS              VALUE
--------------------------------------------------------------------------------
                  U.S. DOLLAR (2.1%)
   $150,000       Federal Republic of Brazil 6.500%
                     due 04-15-06 (15)                       $   130,875
    250,000       United Mexican States Disc.
                     6.375%  due 12-31-19 (15)                   215,313
                                                             -----------
                  TOTAL NON CONVERTIBLE BONDS
                     (2.1%) (COST  $312,496)                 $   346,188
                                                             -----------


     FACE                                                     MARKET
    AMOUNT                CONVERTIBLE DEBENTURES              VALUE
--------------------------------------------------------------------------------
                  U.S. DOLLAR (2.2%)
   $250,000       Cheil Foods & Chemicals Co.
                     3.000% due 12-31-06 (9)                 $   306,250
     50,000       PT Pabrik Kertas Tjiwi Kimia
                     7.250% due 4-12-01 (24)                      50,375
                                                             -----------
                                                                 356,625
                                                             -----------
                  NON-U.S. DOLLAR (3.6%)
     50,000 GBP   BAA plc
                     5.750%  due 03-29-06 (32)                    84,876
    150,000 GBP   Berisford plc
                     5.000%  due 01-31-15 (9)                    173,391
    149,850 FF    Gaumont SA
                     3.750%  01-01-03 (20)                        38,818
    780,000 FF    Immobiliere Hoteliere
                     5.000%  01-01-01 (33)                       114,162
    170,000 NZ    Shortland Properties Inc.
                     7.500% due 12-31-98 (27)                    115,268
  7,000,000 JPY   Nippon Yusen
                     2.000% due 09-29-00 (32)                     65,670
                                                             -----------
                                                                 592,185
                                                             -----------
                  TOTAL CONVERTIBLE DEBENTURES
                     (5.8%) (COST  $819,679)                 $   948,810
                                                             -----------
                  TOTAL HOLDINGS
                     (COST  $14,969,749)(a)                  $16,697,304
                                                             ===========



(a) Also represents cost for Federal
      income tax purposes.
* Non-income producing securities.

FOREIGN CURRENCIES
GBP - British Pound
FF - French Franc
NZ - New Zealand Dollar
JPY - Japanese Yen

INDUSTRY CLASSIFICATIONS
 (1)  Agriculture           (18)  Insurance
 (2)  Automotive            (19)  Machinery
 (3)  Banking               (20)  Media
 (4)  Building Products     (21)  Metal (non-ferrous)
 (5)  Capital Goods         (22)  Mining
 (6)  Cement                (23)  Packaging
 (7)  Chemicals             (24)  Paper
 (8)  Computer Products     (25)  Publishing
 (9)  Consumer Products     (26)  Rail Equipment
(10)  Electrical Products   (27)  Real Estate
(11)  Electronics           (28)  Retailing
(12)  Energy and Oil        (29)  Services
(13)  Food & Beverage       (30)  Steel
(14)  Forest Products       (31)  Textile
(15)  Governmental          (32)  Transportation
(16)  Hotels                (33)  Utilities
(17)  Health Care           (34)  Miscellaneous


The accompanying notes are an integral part of these financial statements

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                              GLOBAL CONTRARIAN PORTFOLIO

                                                       MARKET
      SHARES            U.S. COMMON STOCK              VALUE
--------------------------------------------------------------------------------
              CHEMICALS (1.1%)
       5,000  Lawter International Inc.               $   63,125
                                                      ----------
              CAPITAL GOODS (0.8%)
       1,000  Bandag Inc. Class 'A'                       45,750
                                                      ----------
              CONSUMER PRODUCTS (3.5%)
       2,000  Allen Organ Co. Class 'B'                   77,000
       1,300  Dole Foods Company, Inc.                    44,037
       5,000  Furniture Brands Intl., Inc.                70,000
                                                      ----------
                                                         191,037
                                                      ----------
              FINANCE (5.4%)
       5,000 *Classic Bancshares Inc.                     57,500
       7,000 *East Texas Financial Services              115,500
       5,000 *First Federal Financial Corp.               59,375
       5,000  Southern Banc Company, Inc.                 65,000
                                                      ----------
                                                         297,375
                                                      ----------
              FOREST PRODUCTS (3.3%)
         500  Georgia Pacific Corporation                 36,000
       2,500  Greif Brothers Corp. Class 'A'              71,250
       2,000  Rayonier Inc.                               76,750
                                                      ----------
                                                         184,000
                                                      ----------
              MEDIA (0.2%)
       8,000 *Integrity Music, Inc. 'A'                   13,000
                                                      ----------
              METALS AND MINERALS (2.4%)
       3,000  Asarco, Inc.                                74,625
       1,000  Reynolds Metals Company                     56,375
                                                      ----------
                                                         131,000
                                                      ----------
              OIL AND ENERGY (6.7%)
       6,500  North European Oil Royalty Trust            85,313
       1,300  Rochester & Pittsburgh Coal Co.             34,125
      20,000  San Juan Basin Royalty Trust               165,000
       2,957 *Weatherford Enterra Corporation             88,710
                                                      ----------
                                                         373,148
                                                      ----------
              REAL ESTATE (0.7%)
       2,000  Alico, Inc.                                 37,500
                                                      ----------
              UTILITIES (0.8%)
       2,000  Montana Power Co.                           42,750
                                                      ----------
              MISCELLANEOUS (4.7%)
       6,000 *Kaiser Ventures Inc.                        54,000
       5,000  UniFirst Corporation                       106,250
       5,000  Zero Corporation                           100,000
                                                      ----------
                                                         260,250
                                                      ----------
              TOTAL U.S. COMMON STOCK                 $1,638,935
                                                      ----------
                (29.6%) (COST $1,434,652)


                                                       MARKET
 SHARES               FOREIGN COMMON STOCK              VALUE
--------------------------------------------------------------------------------
           JAPAN (6.8%)
  5,000    Airport Facilities Co., Ltd. (32)          $ 38,766
  6,000    Dai Tokyo Fire & Marine Ins. Co., Ltd. (18)  31,788
 10,000    Dowa Fire & Marine Ins. Co., Ltd. (18)       38,422
  2,500    Fuji Photo Film Co. Ltd. (9)                 82,271
  7,000    Nittetsu Mining Co., Ltd. (22)               53,006
    400    Toho Co. (20)                                57,891
  4,000    Tokio Marine Fire & Ins. Co., Ltd. (18)      37,560
  3,000    Yoshimoto Kogyo Co. (20)                     35,665
                                                      --------
                                                       375,369
                                                      --------
           FRANCE (5.4%)
      5    Bank for Intl. Settlements (3)               36,609
  1,500    Emin Leydier (14)                           104,335
    415    FIMALAC SA (34)                              38,541
    250    Groupe NSC (19)                              26,590
    500    Legrand ADP (10)                             55,299
    600    Rougier SA (14)                              35,260
                                                                    --------
                                                                     296,634
                                                                    --------
           GERMANY (4.7%)
  2,500    Bayer AG (7)                                              101,380
    200    Buderus AG (5)                                            100,000
    100    Axel Springer Verlag AG (20)                               59,415
                                                                    --------
                                                                     260,795
                                                                    --------
           SWITZERLAND (3.9%)
      5    Bank for Intl. Settlements (3)                             37,272
    200    Kuehne & Nagel International AG (3)                       105,852
     65    Schindler Holding AG PC (5)                                70,499
                                                                    --------
                                                                     213,623
                                                                    --------
           LATIN AMERICA (4.3%)
 10,000    Antofagasta Holding plc (21)                               58,225
250,000    Grupo Fernandez Editores (25)                              61,192
 25,000    IRSA Inversiones y Rep. SA (27)                            80,265
 30,000    Ledesma SA (1)                                             37,507
                                                                    --------
                                                                     237,189
                                                                    --------
           HONG KONG (3.9%)
300,000    China-Hong Kong Photo Products (9)                        100,847
101,000    CDL Hotels Intl. Ltd. (16)                                 57,783
 50,000    Shaw Brothers (Hong Kong) Ltd.(20)                         59,474
                                                                    --------
                                                                     218,104
                                                                    --------
           NEW ZEALAND (3.5%)
 50,000    Carter Holt Harvey Ltd. (14)                              113,361
 50,000    Shortland Properties, Ltd. (27)                            34,609
 50,000    Wrightson Ltd. (1)                                         43,437
                                                                    --------
                                                                     191,407
                                                                    --------
           UNITED KINGDOM (2.4%)
 45,000    ED & F Man (34)                                           133,703
                                                                    --------
           PORTUGAL (1.9%)
  8,000    Espirito Santo Financial Holdings (3)                     106,000
                                                                    --------
           SOUTH AFRICA (1.7%)
 10,000    Vaal Reefs Exploration Ltd. ADR (21)                       61,875
  2,500    Western Areas Gold Mining Ltd. (21)                        34,466
                                                                    --------
                                                                      96,341
                                                                    --------

                                                                 (continued)

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                  GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

                                                         MARKET
      SHARES          FOREIGN COMMON STOCK                VALUE
--------------------------------------------------------------------------------
              BELGIUM (1.2%)
         376  Engrais Rosier SA (34)                  $   66,336
                                                      ----------
              CANADA (1.2%)
       3,000  Noranda, Inc. (21)                          66,861
                                                      ----------
              SWEDEN (0.9%)
       5,000  Bylock & Nordsjofrakt AB 'B' (32)           52,609
                                                      ----------
              AUSTRALIA (0.8%)
     171,425  Medical Corporation Australasia (1)         45,300
                                                      ----------
              NETHERLANDS (0.7%)
       2,500  German City Estates NV (27)                 38,622
                                                      ----------
              SINGAPORE (0.6%)
       6,500  Singapore Bus Service Ltd. (32)             33,673
                                                      ----------
              ISRAEL (0.6%)
      10,000  Israel Land Development Co. Ltd. (34)       36,662
                                                      ----------
              MISCELLANEOUS (1.0%)
      25,000  Lonrho plc (34)                             53,301
                                                      ----------
              TOTAL FOREIGN COMMON STOCK
                (45.5%) (COST $2,522,954)             $2,522,529
                                                      ----------
              TOTAL COMMON STOCK
                  (75.1%) (COST  $3,957,606)          $4,161,464
                                                      ----------

                                                       MARKET
   SHARES             U.S. PREFERRED STOCK             VALUE
--------------------------------------------------------------------------------
              MEDIA (1.0%)
       2,000  Cowles Media Co. Pfd.                   $   52,000
                                                      ----------
              REAL ESTATE (2.1%)
       2,000  Catellus Development  Pfd. 'B'             118,250
                                                      ----------
              TOTAL U.S. PREFERRED STOCK
                (3.1%) (COST $125,000)                $  170,250
                                                      ----------


                                                                       MARKET
  SHARES               FOREIGN PREFERRED STOCK                         VALUE
--------------------------------------------------------------------------------
             INDONESIA (3.0%)
    2,500    Freeport McMoRan Pfd. 'D' (22)                         $   42,500
    4,000    Freeport McMoRan Pfd. 'C' (22)                            123,500
                                                                    ----------
                                                                       166,000
                                                                    ----------
             TOTAL FOREIGN PREFERRED STOCK
               (3.0%) (COST $177,847)                               $  166,000
                                                                    ----------
             TOTAL PREFERRED STOCK                                  $  336,250
                                                                    ----------
               (6.1%) (COST $302,847)


   FACE                                                                MARKET
  AMOUNT                  SHORT-TERM NOTES                             VALUE
--------------------------------------------------------------------------------
             FINANCE (7.9%)
 $200,000    American Express Credit Corp.
               6.750%  due 01-02-97                                   $199,963
  236,000    Pearson Inc.
                6.750%  due 01-07-97                                   235,772
                                                                    ----------
                                                                       435,735
                                                                    ----------
             CONSUMER PRODUCTS (5.1%)
  289,000    Panasonic Finance Inc.
                6.750%  due 01-02-97                                   288,946
                                                                    ----------
             TOTAL SHORT-TERM NOTES (13.0%)
                 (COST  $724,681)                                     $724,681
                                                                    ----------


   FACE                                                                MARKET
  AMOUNT                NON-CONVERTIBLE BONDS                           VALUE
--------------------------------------------------------------------------------
             U.S. DOLLAR
  $50,000    Cemex SA  10.000%
                due 11-05-99 (6)                                    $   52,063
   50,000    Noble Drilling  9.250%
                due 10-01-03 (12)                                       53,313
  150,000    Federal Republic Of Brazil EI FRN
                6.500% due 04-15-06 (15)                               130,875
  147,000    Republic of Argentina FRB
                6.625% due 03-31-05 (15)                               128,074
   50,000    PT Pabrik Kertas Tjiwi Kimia
                13.250% due 08-01-01 (14)                               56,875
                                                                    ----------
             TOTAL NON-CONVERTIBLE BONDS
                (7.6%) (COST  $345,616)                             $  421,200
                                                                    ----------

   FACE                                                               MARKET
  AMOUNT               CONVERTIBLE DEBENTURES                          VALUE
--------------------------------------------------------------------------------
             NON U.S. DOLLAR
 $100,000 NZ Shortland Properties Inc.
                7.500% due 12-31-98 (27)                            $   67,805
  260,000 FF Immobilier Hoteliere
                5.000% due 01-01-01 (16)                                38,054
                                                                    ----------
             TOTAL CONVERTIBLE DEBENTURES
                (1.9%) (COST  $91,396)                              $  105,859
                                                                    ----------
             TOTAL HOLDINGS
                (COST  $5,422,146)(a)                               $5,749,454
                                                                    ==========

                                                                   (continued)

(a) Also represents cost for Federal income tax purposes.
* Non-income producing securities.

FOREIGN CURRENCIES
NZ - New Zealand Dollar
FF - French Franc

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                  GLOBAL CONTRARIAN PORTFOLIO (CONTINUED)

  INDUSTRY CLASSIFICATIONS
   (1)  Agriculture               (12)  Energy and Oil        (23)  Packaging
   (2)  Automotive                (13)  Food & Beverage       (24)  Paper
   (3)  Banking                   (14)  Forest Products       (25)  Publishing
   (4)  Building Products         (15)  Governmental          (26)  Rail Equipment
   (5)  Capital Goods             (16)  Hotels                (27)  Real Estate
   (6)  Cement                    (17)  Health Care           (28)  Retailing
   (7)  Chemicals                 (18)  Insurance             (29)  Services
   (8)  Computer Products         (19)  Machinery             (30)  Steel
   (9)  Consumer Products         (20)  Media                 (31)  Textile
  (10)  Electrical Products       (21)  Metal (non-ferrous)   (32)  Transportation
  (11)  Electronics               (22)  Mining                (33)  Utilities



The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                     December 31, 1996 (Unaudited)
SCHEDULE OF INVESTMENTS                                    CORE GROWTH PORTFOLIO

         FACE                                                    MARKET
        AMOUNT                   REPURCHASE AGREEMENTS           VALUE
--------------------------------------------------------------------------------
                         FINANCIAL (16.0%)
              $625,000   Star Bank 5.000% due 01-02-97
                           repurchase price $625,173            $625,000
                                                                --------
                           collateralized by GNMA certificates,
                           due 01-20-24 (Cost $670,000)

                         TOTAL REPURCHASE AGREEMENTS            $625,000
                                                                --------
                            (16.0%) (COST $625,000)


                                                                MARKET
                SHARES                COMMON STOCK               VALUE
--------------------------------------------------------------------------------
                         AUTOMOTIVE AND RELATED (3.9%)
                 1,800   Harley Davidson, Inc.                $   84,600
                 3,450   Miller Industries, Inc.                  69,000
                                                              ----------
                                                                 153,600
                                                              ----------
                         BUSINESS SERVICES (9.6%)
                 2,500   Accustaff, Inc.                          52,812
                 2,600   Corrections Corp. of America             79,625
                 2,500   DST Systems, Inc.                        78,438
                 1,000   Paychex, Inc.                            51,438
                 3,600   Sitel Corp.                              50,850
                 2,300   Teletech Holdings, Inc.                  59,800
                                                              ----------
                                                                 372,963
                                                              ----------
                         CONSUMER GOODS (3.4%)
                 1,600   Blyth Industries, Inc.                   73,000
                 1,400   Chicago Miniature Lamp, Inc.             58,100
                                                              ----------
                                                                 131,100
                                                              ----------
                         COMMUNICATIONS (3.1%)
                 2,300   ADC Telecommunications                   71,586
                 2,300   LCI International                        49,450
                                                              ----------
                                                                 121,036
                                                              ----------
                         COMPUTER AND RELATED (30.5%)
                 1,000   Aspen Technology, Inc.                   80,250
                 2,500   Cambridge Technology Partners            83,906
                 3,300   Datastream Systems, Inc.                 59,400
                 3,000   Epic Design Technology, Inc.             75,000
                 1,700   Fore Systems, Inc.                       55,888
                 2,000   Forte Software, Inc.                     65,500
                 1,300   McAfee Associates, Inc.                  57,200
                 1,700   MetaTools, Inc.                          19,975
                 1,300   Microchip Technology                     66,138
                 1,100   Parametric Technology Corp.              56,513
                 2,000   Premisys Communication, Inc.             67,500
                 3,000   Pure Atria Corp.                         74,250
                 2,100   Rational Software Corp.                  83,080
                 1,300   Remedy Corp.                             69,875
                 1,800   Scopus Technology                        83,700
                 1,900   Security Dynamics Technologies, Inc.     59,850
                 1,400   Videoserver, Inc.                        59,500
                 1,500   Visio Software                           74,250
                                                              ----------
                                                               1,191,775
                                                              ----------


                                                     Market
  Shares                Common Stock                  Value
--------------------------------------------------------------------------------
           ELECTRICAL EQUIPMENT (2.1%)
   1,000   Electronics for Imaging, Inc.             $   82,250
                                                     ----------
           ENTERTAINMENT AND LEISURE (2.0%)
   2,500   Regal Cinemas                                 76,875
                                                     ----------
           ENVIRONMENTAL (1.7%)
   1,900   United Waste Systems                          65,313
                                                     ----------
           MEDICAL AND RELATED (16.1%)
   1,400   Access Health Marketing, Inc.                 62,650
   1,700   Dura Pharmaceuticals, Inc.                    81,175
   2,400   Gulf Southern Medical Supply                  61,500
   2,900   Health Management Assoc., Inc.                65,250
   2,300   Idexx Laboratories                            82,800
   2,000   Omnicare, Inc.                                64,250
   1,600   Parexel International                         82,600
   2,000   Pediatrix Medical Group                       73,750
   3,900   Physician Sales & Service                     56,063
                                                     ----------
                                                        630,038
                                                     ----------
           OIL, ENERGY AND NATURAL GAS (2.8%)
   2,300   Input Output Inc.                             42,550
   2,800   Varco International                           64,750
                                                     ----------
                                                        107,300
                                                     ----------
           RETAIL (5.3%)
   1,100   CDW Computer Centers, Inc.                    65,243
   2,100   U.S. Office Products Corp.                    71,663
   2,400   West Marine                                   67,800
                                                     ----------
                                                        204,706
                                                     ----------
           TEXTILES (1.8%)
   1,500   Tommy Hilfiger                                72,000
                                                     ----------
           TRANSPORTATION (2.0%)
   3,000   Eagle USA Airfreight                          78,750
                                                     ----------

           TOTAL COMMON STOCK (84.3%)
              (COST  $3,371,046)                     $3,287,706
                                                     ----------

           TOTAL HOLDINGS
              (COST  $3,996,046)(a)                  $3,912,706
                                                     ==========


(a) Also represents cost for Federal income tax purposes.
* Non-income producing securities.


The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                     DECEMBER 31, 1996 (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS


(1)  BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

     ONE Fund, Inc. (Fund) is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund is a series investment company which consists of nine separate investment portfolios that seek the following investment objectives:

     MONEY MARKET PORTFOLIO -- current income consistent with preservation of capital and liquidity.

     TAX-FREE INCOME PORTFOLIO -- high current income exempt from federal income taxes.

     INCOME PORTFOLIO --high current income. Preservation of capital is a secondary objective.

     INCOME & GROWTH PORTFOLIO -- moderate income with the potential for increasing income over time. Growth of capital is also a primary objective.

     GROWTH PORTFOLIO --long-term capital growth.

     SMALL CAP PORTFOLIO --maximum capital growth by investing primarily in common stocks of small and medium sized companies.

     INTERNATIONAL PORTFOLIO -- long-term capital growth by investing primarily in common stocks of foreign companies.

     GLOBAL CONTRARIAN PORTFOLIO --long-term growth of capital by investing in foreign and domestic securities believed to be under valued or presently out of favor.

     The following portfolio commenced operations November 1, 1996: CORE GROWTH PORTFOLIO -- long term capital appreciation.

     The following is a summary of significant accounting policies:

     Investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 which approximates market value. Premiums and discounts are amortized on a straight line basis. For the Money Market, Income and the Tax-Free Income Portfolios, all of the undistributed net income is accrued as daily dividends to shareholders of record immediately before each computation of the net asset value of these portfolios. Dividends (representing net investment income) will normally be paid monthly to the shareholders of these three portfolios. Distributions arising from net investment income from the remaining portfolios are declared and paid to shareholders quarterly and are recorded on the ex-dividend date. Accumulated net realized capital gains are distributed to shareholders at least once a year.

     For all other portfolios, securities which are traded on U.S. and foreign stock exchanges or in the over-the-counter markets are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. Over-the-counter securities are valued at the last bid price as of the close of trading on the Exchange. Short-term investments (investments with remaining maturities of 60 days or less) are valued at amortized cost and fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market markers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation.

     Foreign currency exchange rates are generally determined prior to 4:00 p.m. Eastern time. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the time of valuation, which in the case of the International and Global Contrarian Portfolios, would not be reflected in the computation of the portfolios' net asset values. If events materially affecting the value of such securities or currency exchange rates occurred during such time period, the securities are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

     In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward foreign currency exchange contracts (forward contract). A forward contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

                                                                     (continued)

ONE FUND, INC.                                     DECEMBER 31, 1996 (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


     Each portfolio other than the Money Market Portfolio, may (a) write call options traded on a registered national securities exchange if such portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the portfolio would be hedged by options or futures contracts, and no more than 5% of any portfolio's total assets, at market value, may be used for premiums on open options and initial margin deposits on futures contracts. Options are recorded at market value, and the related realized and unrealized gains and losses are included in the statement of operations. The portfolios making use of options bear the market risk of an unfavorable change in the price of any security underlying the options.

     The Fund may invest in two kinds of financial futures contracts: stock index futures contracts and interest rate futures contracts. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indexes such as the Standard & Poor's 500 Index or on narrow-based stock indexes. A particular index will be selected according to Ohio National Investments, Inc. ("ONI's"), the investment advisor to the Fund, investment strategy for the particular portfolio. The Fund may enter into such contracts to reduce the risk of fluctuation of portfolio securities values or to take advantage of expected market flucuations.

     Securities transactions are recorded on a trade date basis. Dividend income is recognized on the ex-dividend date (except in the case of the International and Global Contrarian Portfolios in which dividends are recorded as soon after the ex-dividend date as the fund becomes aware of such dividends), and interest income is accrued daily as earned. Net realized gain or loss on investments and foreign exchange transactions are determined on the first in first out basis.

     The books and records of all the Portfolios are maintained in U.S. dollars. Foreign currency amounts in the International and Global Contrarian Portfolios are translated into U.S. dollars on the following basis: (1) market value of investments, other assets and liabilities -- at exchange rates prevailing at the end of the period. (2) purchases and sales of investments, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market value of the portfolios are presented at the foreign exchange rates at the end of the period, the portfolios do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of changes in the market price of the investments. However, the portfolios do isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of foreign-currency denominated debt obligations pursuant to Federal income tax regulations.

     Foreign investment and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks, including re-evaluation of currency and future adverse political and economic developments, could cause investments and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

     Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which ONI deems creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

     For Federal income tax purposes, the Tax-Free Income and Income Portfolios had net capital losses of $7,298 and $110,897 respectively at June 30, 1996, the last fiscal year end of the Fund. If not offset by subsequent capital gains, $50,933 will expire June 30, 2003 in the Income Portfolio and $7,298 and $59,964 will expire June 30, 2004 in the Tax-Free Income and Income Portfolios, respectively. The Board of Directors does not intend to authorize a distribution of any net realized gain for the portfolios until the capital loss carryovers have been offset or expire.

                                                                     (continued)

ONE FUND, INC.                                     DECEMBER 31, 1996 (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

The gross unrealized appreciation and depreciation of investments in each portfolio as of December 31, 1996 were as follows:

                                                                                 PORTFOLIO
                                  ------------------------------------------------------------------------------------------------
                                  TAX-FREE                INCOME &                    SMALL        INTER-      GLOBAL     CORE
                                   INCOME      INCOME      GROWTH        GROWTH        CAP        NATIONAL   CONTRARIAN  GROWTH(a)
                                  ------------------------------------------------------------------------------------------------
Gross unrealized:
  Appreciation ............       $548,286   $136,393    $2,842,926    $3,756,264   $ 973,026   $ 2,793,059  $ 687,549   $ 181,815
  Depreciation ............         (4,055)   (29,792)     (187,656)     (566,001)   (259,843)   (1,065,504)  (360,241)   (265,155)
                                  ------------------------------------------------------------------------------------------------
Net unrealized
  Appreciation
  (Depreciation) ..........       $544,213   $106,602    $2,655,270    $3,190,263   $ 713,183   $ 1,727,555  $ 327,308   $ (83,340)
                                  ================================================================================================

The Money Market, Income, Income & Growth and Growth Portfolios were organized on May 12, 1992 with the commencement of operations on August 18, 1992. The International Portfolio was organized on March 18, 1993 with commencement of operations on April 30, 1993. The Small Cap, Tax-Free Income and Global Contrarian Portfolios were organized on September 15, 1994 with the commencement of operations on November 1, 1994. The Core Portfolio was organized on August 22, 1996 with commencement of operations on November 1, 1996. Organizational expenses of approximately $68,000 were incurred with the start up of the original four portfolios, $11,590 with the start up of the International Portfolio and $7,813 with the Small Cap, Tax-Free Income and Global Contrarian Portfolios. Such expenses will be charged against operations on a straight line basis over a period of 60 months from the commencement of operations of the respective portfolios. The Fund's sponsoring entity, Ohio National Life Insurance Company (ONLIC), has agreed that it shall continue to hold the intial shares purchased by it for at least as long as unamortized deferred organizational expenses continue to be carried as an asset of the Fund. The initial shares purchased were 25,000 shares of the Money Market Portfolio, 2,500 shares each of the Income, Income & Growth and Growth Portfolios and 100 shares each of the International, Small Cap, Tax-Free Income, Global Contrarian and Core Growth Portfolios. ONLIC and its affiliates have also purchased additional shares of each portfolio and as of December 31, 1996 the additional shares owned were as follows: 12,084,112 shares of the Money Market Portfolio, 553,940 shares of the Tax-Free Income Portfolio, 508,244 shares of the Income Portfolio, 345,432 shares of the Income & Growth Portfolio, 237,631 shares of the Growth Portfolio, 211,503 shares of the Small Cap Portfolio, 267,042 shares of the Global Contrarian Portfolio and 250,000 shares of the Core Growth Portfolio.

(2)  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) from July 1, 1996 to December 31, 1996 were as follows:

                                                                        PORTFOLIO
                            ----------------------------------------------------------------------------------------------
                             TAX-FREE             INCOME &                  SMALL        INTER-     GLOBAL        CORE
                              INCOME     INCOME    GROWTH      GROWTH        CAP        NATIONAL  CONTRARIAN     GROWTH(a)
                            ----------------------------------------------------------------------------------------------
Common and Preferred
Stocks and bonds:
    Purchases............   $576,315         --  $815,521   $1,471,745    $758,835    $2,243,127   $300,013   $3,487,327
    Sales................    204,000         --   576,846    1,186,175     522,540     1,391,624    441,675      147,369
U. S. Government
  Obligations:
    Purchases............         --         --        --           --          --            --         --           --
    Sales................         --    405,500        --           --          --            --         --           --

                                                                     (continued)

ONE FUND, INC.                                     DECEMBER 31, 1996 (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

     The Fund has an investment advisory agreement with ONI, a wholly owned subsidiary of ONLIC, under the terms of which ONI provides portfolio management and investment advice to the Fund and administers its other affairs, subject to the supervision of the Fund's Board of Directors. Prior to May 1, 1996, O.N. Investment Management Company served as the Fund's investment advisor. As compensation for its services, the Fund pays ONI a fee based on the average daily net asset value of each portfolio's assets.

     For assets held in the Money Market, Tax-Free Income, Income, Income & Growth, Growth and Small Cap Portfolios, the fees are as follows:

                                          PORTFOLIO
                     ------------------------------------------------------
                      MONEY   TAX-FREE             INCOME &           SMALL
                     MARKET    INCOME     INCOME   GROWTH    GROWTH    CAP
                     ------------------------------------------------------
First $100 mil...     0.30%     0.60%     0.50%      0.50%    0.50%   0.65%
Next $150 mil....     0.25%     0.50%     0.40%      0.40%    0.40%   0.55%
Over $250 mil....     0.20%     0.40%     0.30%      0.30%    0.30%   0.45%

     For the International and Global Contrarian Portfolios, ONI is paid a fee at an annual rate of 0.90% of each Portfolios' average daily net asset values. ONI then pays Societe Generale Asset Management Corporation (SGAM) fees at an annual rate of 0.75% of the average daily net asset value for directing the investment and reinvestment of each portfolios' assets pursuant to a sub-advisory agreement between ONI and SGAM dated May 1, 1996. For the Core Growth Portfolio, ONI is paid a fee at an annual rate of 0.95% of the portfolio's average daily net assets value. ONI then pays Pilgrim Baxter & Associates, Ltd. (PBA) a fee at an annual rate of 0.75% of the average daily net assets value of the first $50 million of Portfolio assets, 0.70% of the next $100 million and 0.50% of portfolio assets in excess of $150 million for directing the investment and reinvestment of the portfolio's assets pursuant to a sub-advisory agreement between ONI and PBA dated November 1, 1996. The advisor is presently waiving 0.15% of its management fees for certain portfolios. Management fees waived by ONI for the six months ended December 31, 1996 were $25,060 ($.001 per share), $8,154 ($.014 per share), $7,666 ($.011 per share) $12,286 ($.014 per share), $13,328 ($.017 per share) and $6,061 ($.017 per share) for the Money Market, Tax Free Income,Income, Income & Growth, Growth and Small Cap Portfolios respectively. Under the agreement between the Fund and ONI, ONI has agreed to reimburse the portfolios for expenses, other than the advisory fees, 12b-1 fees, taxes and interest, in excess of 1% of their average daily net assets. For the six months ended December 31, 1996 the reimbursement to the Core Growth Portfolio by ONI was $1,421.

     Each director who is not an officer of the Fund or an employee of ONI or its corporate affiliates is paid a quarterly retainer fee of $850 plus $200 for each meeting attended.

     The Fund's custodian, transfer agent and dividend paying agent was The Provident Bank, One East Fourth Street, Cincinnati, Ohio. The Provident Bank was also the custodian for those portfolios other than the International and Global Contrarian Portfolios. Effective January 1, 1997 American Data Services, Inc., 24 West Carver Street, Huntington, New York became the new transfer agent and dividend paying agent for the Fund. Also effective January 1, 1997 STAR Bank, 425 Walnut Street, Cincinnati, Ohio, became the new custodian for those portfolios other than the International and Global Contrarian Portfolios.The custodian for the International and Global Contrarian Portfolios is Investors Fiduciary Trust Company, 127 West Tenth Street, Kansas City, Missouri. For International and Global Contrarian Portfolio assets held outside the United States, STAR Bank and Investors Fiduciary Trust Company enters into subcustodial agreements, subject to approval by the Board of Directors.

     Certain directors and officers of the Fund are also directors and officers of ONI and ONLIC.


                                                                     (continued)

ONE FUND, INC.                                     DECEMBER 31, 1996 (UNAUDITED)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(4)  CAPITAL SHARE TRANSACTIONS

     Capital share transactions for the six months ended December 31, 1996 and the year ended June 30,1996 were as follows:

                                                                     PORTFOLIO
                                  -----------------------------------------------------------------------------
                                         MONEY MARKET            TAX-FREE INCOME                  INCOME
                                  ------------------------   -----------------------   ------------------------
                                  SIX MONTHS                 SIX MONTHS                SIX MONTHS
                                    ENDED       YEAR ENDED      ENDED     YEAR ENDED      ENDED     YEAR ENDED
                                   12-31-96      6-30-96      12-31-96      6-30-96      12-31-96      6-30-96
                                  ----------    ----------   ----------   ----------   ----------   -----------
Capital shares
    issued on sales ..........     7,813,330    13,411,231      28,299      29,199          8,170      79,707
Capital shares issued
    on reinvested dividends...       357,305       821,475      12,555      28,673         18,767      44,241
Capital shares
    redeemed .................     4,631,852    12,570,685       3,987       6,062         69,509     126,327

                                           PORTFOLIO
                                  ---------------------------
                                         INCOME & GROWTH
                                  ---------------------------
                                   SIX MONTHS
                                     ENDED        YEAR ENDED
                                    12-31-96        6-30-96
                                   ---------      ----------
Capital shares
    issued on sales ..........        78,754          205,769
Capital shares issued
    on reinvested dividends...        17,743           35,442
Capital shares
    redeemed .................       111,357           65,893


                                                                            PORTFOLIO
                                ----------------------------------------------------------------------------------------------------
                                         GROWTH                    SMALL CAP              INTERNATIONAL         GLOBAL CONTRARIAN
                                ------------------------   -----------------------  -----------------------   ----------------------
                                SIX MONTHS                 SIX MONTHS               SIX MONTHS                SIX MONTHS
                                  ENDED       YEAR ENDED      ENDED     YEAR ENDED     ENDED     YEAR ENDED      ENDED    YEAR ENDED
                                 12-31-96      6-30-96      12-31-96      6-30-96    12-31-96      6-30-96     12-31-96     6-30-96
                                ----------    ----------   ----------   ----------  ----------   ----------   ----------  ----------
Capital shares
    issued on sales............   82,378      241,707        34,869        98,533     173,510     269,792       42,136       116,554
Capital shares issued
    on reinvested dividends....    3,474       39,278         2,026         9,214      19,424      45,454        8,340         8,493
Capital shares
     redeemed..................  112,737       56,076        25,401        34,177      84,330     201,916       33,885        17,222

                                      PORTFOLIO
                                   --------------
                                   CORE GROWTH(a)
                                   --------------
                                     SIX MONTHS
                                       ENDED
                                     12-31-96
                                     ----------
Capital shares
    issued on sales.............      397,502
Capital shares issued
    on reinvested dividends.....           --
Capital shares
     redeemed...................        2,970

(a)Commenced operations November 1, 1996

     Sales charges imposed on capital shares sold by The O.N. Equity Sales Company (ONESCO), the Fund's principal underwriter, a wholly owned subsidiary of ONLIC, for the six months ended December 31, 1996 were approximately $1,600, $5,800, $1,000, $22,900, $29,300, $10,200, $63,500,
     $10,800 and $20,500 for the Money Market, Tax-Free Income, Income, Income & Growth, Growth, Small Cap, International, Global Contrarian and Core Growth Portfolios, respectively.

     The Fund is authorized to issue 10 billion of its capital shares. The Money Market Portfolio has been allocated 200 million shares and the other eight portfolios have been allocated 100 million shares each. The remaining shares have not been allocated.



                                                                     (continued)

ONE FUND, INC.                                      DECEMBER 31, 1996(UNAUDITED)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(5)  COMMITMENTS

     The International and Global Contrarian Portfolios enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates. As of December 31, 1996 the International and Global Contrarian Portfolios had entered into forward currency contracts, as set forth below summarized by currency:

                                                  INTERNATIONAL PORTFOLIO

 SETTLEMENT            CURRENCY TO BE      U.S. $ VALUE           CURRENCY TO BE     U.S. $ VALUE          UNREALIZED
DATES THROUGH             DELIVERED        AT 12/31/96              RECEIVED         AT 12/31/96         GAIN      (LOSS)
------------- --------------------------   ------------   -------------------------  ------------     --------     -------
 05/07/97         911,500  Swiss Franc        687,925        699,052  U.S.  Dollar       699,052      $ 11,127          --
 01/03/97         310,000  Deutsche Mark      201,299        210,770  U.S.  Dollar       210,770         9,471          --
 05/14/97         523,000  Deutsche Mark      342,501        342,071  U.S.  Dollar       342,071         1,828     $(2,258)
 01/03/97         199,062  U. S. Dollar       199,062        310,000  Deutsche Mark      201,299         2,237          --
 01/10/97       6,140,000  French Franc     1,183,546      1,210,095  U.S.  Dollar     1,210,095        26,549          --
 05/21/97       2,087,500  French Franc       405,552        404,587  U.S.  Dollar       404,587           987      (1,952)
 01/10/97          34,499  U. S. Dollar        34,499        180,000  French Franc        34,697           198          --
 01/17/97     147,150,000  Japenese Yen     1,269,410      1,382,250  U.S.  Dollar     1,382,250       112,840
 05/28/97      46,950,000  Japanese Yen       412,530        429,344  U.S.  Dollar       429,344        16,814          --
                                            ---------                                  ---------      --------     -------
                                            4,736,324                                  4,914,165      $182,051     $(4,210)
                                            =========                                  =========      ========     =======

                                              GLOBAL CONTRARIAN PORTFOLIO

 SETTLEMENT            CURRENCY TO BE      U.S. $ VALUE           CURRENCY TO BE     U.S. $ VALUE          UNREALIZED
DATES THROUGH             DELIVERED        AT 12/31/96              RECEIVED         AT 12/31/96         GAIN      (LOSS)
------------- --------------------------   ------------   -------------------------  ------------     --------     -------
 01/03/97        150,000  Deutsche Mark       97,403         99,595  U.S.  Dollar       99,595           2,192         --
 05/14/97        178,000  Deutsche Mark      116,569        115,719  U.S.  Dollar      115,719             243     $(1,093)
 01/03/97         96,321  U. S. Dollar        96,321        150,000  Deutsche Mark      97,403           1,082         --
 01/10/97        998,000  French Franc       192,374        195,119  U.S.  Dollar      195,119           2,745         --
 01/10/97         64,802  U. S. Dollar        64,802        334,000  French Franc       64,382              11         --
 01/17/97     24,000,000  Japenese Yen       207,039        225,597  U.S.  Dollar      225,597          18,558     $  (431)
 05/28/97     14,400,000  Japanese Yen       126,527        131,686  U.S.  Dollar      131,686           5,159         --
                                             -------                                   -------         -------     -------
                                             901,035                                   929,501         $29,990     $(1,524)
                                             =======                                   =======         =======     =======

(6)  DISTRIBUTION PLAN

     The Fund has a distribution agreement (12b-1 Plan) with ONESCO under the terms of which the Fund pays a fee for shareholders services and sales of Fund shares based on the average daily net assets of the portfolios. For those assets not in the Money Market Portfolio, the fee is at an annual rate of 0.25% of average net assets and can increase to 0.30% for sales representatives who service $5 million or more of Fund shares. The fee for the Money Market Portfolio is 0.15% of average net assets and can increase to a maximum of 0.17% for the aforementioned servicing level.

                                                                                                  DECEMBER 31, 1996 (UNAUDITED)

ONE FUND, INC.
FINANCIAL HIGHLIGHTS

                                                                                PORTFOLIO
                                                -------------------------------------------------------------------------------
                                                                               MONEY MARKET
                                                -------------------------------------------------------------------------------
                                                 SIX MONTHS                                                        8-18-92
                                                   ENDED                      YEAR ENDED JUNE 30,                    TO
                                                  12-31-96          1996           1995            1994            6-30-93
                                                -------------------------------------------------------------------------------
Per share data (for a share
outstanding throughout each period):

Net asset value, beginning of period ....        $    1.00       $    1.00      $    1.00       $    1.00         $    1.00

Income (loss) from investment operations:
 Net investment income ..................             0.02            0.05           0.05            0.03              0.02
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .................             0.00            0.00           0.00            0.00              0.00
                                                 ---------       ---------      ---------       ---------         ---------
   Total income (loss) from
    investment operations ...............             0.02            0.05           0.05            0.03              0.02
                                                 ---------       ---------      ---------       ---------         ---------
Less distributions:
 Dividends from net investment
  income ................................            (0.02)          (0.05)         (0.05)          (0.03)            (0.02)
 Distributions from net realized
  capital gains and foreign
  currency transactions .................             0.00            0.00           0.00            0.00              0.00

                                                 ---------       ---------      ---------       ---------         ---------
   Total distributions ..................            (0.02)          (0.05)         (0.05)          (0.03)            (0.02)
                                                 ---------       ---------      ---------       ---------         ---------

Net asset value, end of period ..........        $    1.00       $    1.00      $    1.00       $    1.00         $    1.00
                                                 =========       =========      =========       =========         =========

Total return ............................            2.47%(b)         5.18%          5.06%           3.06%             2.67%(b)
                                                 =========       =========      =========       =========         =========
Ratio (to average net assets)/
 supplemental data:
Ratios net of fees waived by advisor (c):
  Expenses ..............................            0.58%(a)         0.57%          0.51%           0.44%             0.43%(a)
  Net investment income .................            4.85%(a)         5.14%          4.99%           2.97%             2.70%(a)
Ratios assuming no waiver of
 management fees by advisor (c):
  Expenses ..............................            0.88%(a)         0.87%          0.81%           0.74%             0.73%(a)
  Net investment income .................            4.56%(a)         4.84           4.69%           2.67%             2.40%(a)

Portfolio turnover rate .................             0%              0%                 0%              0%                0%

Net assets at end of period (millions) ..        $    19.3        $   15.8       $    14.1        $   12.3          $   21.3

                                                                     PORTFOLIO
                                                -------------------------------------------------
                                                                      TAX-FREE
                                                -------------------------------------------------
                                                 SIX MONTHS           YEAR           11-1-94
                                                   ENDED              ENDED            TO
                                                  12-31-96           6-30-96         6-30-95
                                                -------------------------------------------------
Per share data (for a share
outstanding throughout each period):

Net asset value, beginning of period ....        $   10.79          $   10.66       $   10.00

Income (loss) from investment operations:
 Net investment income ..................             0.28               0.56            0.35
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .................             0.22               0.13            0.66
                                                 ---------           --------       ---------
   Total income (loss) from
    investment operations ...............             0.50               0.69            1.01
                                                 ---------           --------       ---------
Less distributions:
 Dividends from net investment
  income ................................            (0.28)             (0.56)          (0.35)
 Distributions from net realized
  capital gains and foreign
  currency transactions .................             0.00               0.00            0.00
                                                 ---------           --------       ---------

   Total distributions ..................            (0.28)             (0.56)          (0.35)
                                                 ---------           --------       ---------

Net asset value, end of period ..........        $   11.01          $   10.79       $   10.66
                                                 =========          =========       =========

Total return ............................             4.68%(b)           6.59%          10.26%(b)
                                                 =========          =========       =========

Ratio (to average net assets)/
 supplemental data:
Ratios net of fees waived by advisor (c):
  Expenses ..............................             0.98%(a)           0.94%           0.91%(a)
  Net investment income .................             5.13%(a)           5.20%           5.04%(a)
Ratios assuming no waiver of
 management fees by advisor (c):
  Expenses ..............................             1.23%(a)           1.24%           1.21%(a)
  Net investment income .................             4.88%(a)           4.90%           4.74%(a)

Portfolio turnover rate .................                3%                 8%              0%

Net assets at end of period (millions) ..        $     6.8           $    6.3        $    5.7

                                                                                PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                                                 INCOME
                                                ---------------------------------------------------------------------------------
                                                 SIX MONTHS                                                        8-18-92
                                                   ENDED                      YEAR ENDED JUNE 30,                    TO
                                                  12-31-96          1996           1995            1994            6-30-93
                                                ---------------------------------------------------------------------------------
Per share data (for a share
outstanding throughout each period):

Net asset value, beginning of period ....        $   9.59          $   9.78       $   9.39       $   10.43          $   10.00

Income (loss) from investment operations:
 Net investment income ..................            0.32              0.63           0.65            0.62               0.45
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .................            0.16             (0.19)          0.39           (0.98)              0.45
                                                 --------          --------       --------       ---------          ---------
   Total income (loss) from
    investment operations ...............            0.48              0.44           1.04           (0.36)              0.90
                                                 --------          --------       --------       ---------          ---------
Less distributions:
 Dividends from net investment
  income ................................           (0.32)            (0.63)         (0.65)          (0.62)             (0.45)
 Distributions from net realized
  capital gains and foreign
  currency transactions .................            0.00              0.00           0.00           (0.06)             (0.02)
                                                 --------          --------       --------       ---------          ---------

   Total distributions ..................           (0.32)            (0.63)         (0.65)          (0.68)             (0.47)
                                                 --------          --------       --------       ---------          ---------

Net asset value, end of period ..........        $   9.75          $   9.59       $   9.78       $    9.39          $   10.43
                                                 ========          ========       ========       =========          =========

Total return ............................            5.06%(b)          4.61%         11.58%          (3.79%)             9.56%(b)
                                                 ========          ========       ========       =========          =========
Ratio (to average net assets)/
 supplemental data:
Ratios net of fees waived by advisor (c):
  Expenses ..............................            0.96%(a)          0.97%          0.85%           1.02%              1.11%(a)
  Net investment income .................            6.56%(a)          6.50%          6.80%           6.10%              5.07%(a)
Ratios assuming no waiver of
 management fees by advisor (c):
  Expenses ..............................            1.19%(a)          1.22%          1.10%           1.27%              1.36%(a)
  Net investment income .................            6.33%(a)          6.25%          6.55%           5.85%              4.82%(a)

Portfolio turnover rate .................               6%                9%             4%              6%                 6%

Net assets at end of period (millions) ..        $    6.7           $   7.0        $   7.1        $    4.6           $    5.7



(a) Annualized
(b) Calculated on an aggregate basis (not annualized).
(c) The advisor has elected to waive 0.15% of the management fee for the Money Market, Tax-Free Income, and Income Portfolios, but it may cease those waivers, in whole or in part, without prior notice.



   The accompanying notes are an integral part of these financial statements.

                                                                                                  DECEMBER 31, 1996 (UNAUDITED)
ONE FUND, INC.
FINANCIAL HIGHLIGHTS

                                                                                PORTFOLIO
                                                -------------------------------------------------------------------------------
                                                                              INCOME & GROWTH
                                                -------------------------------------------------------------------------------
                                                 SIX MONTHS                                                        8-18-92
                                                   ENDED                      YEAR ENDED JUNE 30,                    TO
                                                  12-31-96          1996           1995            1994            6-30-93
                                                -------------------------------------------------------------------------------
Per share data (for a share
outstanding throughout each period):

Net asset value, beginning of period ....        $   12.78          $   11.57       $   10.65       $   10.96          $   10.00

Income from investment operations:
 Net investment income ..................             0.20               0.38            0.41            0.33               0.27
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .................             0.87               1.27            1.54           (0.11)              0.96
                                                 ---------          ---------       ---------       ---------          ---------
   Total from investment
    operations ..........................             1.07               1.65            1.95            0.22               1.23
                                                 ---------          ---------       ---------       ---------          ---------
Less distributions:
 Dividends from net investment
  income ................................            (0.20)             (0.37)          (0.41)          (0.33)             (0.27)
 Distributions from net realized
  capital gains and foreign
  currency transactions .................            (0.29)             (0.07)          (0.62)          (0.20)              0.00
                                                 ---------          ---------       ---------       ---------          ---------

   Total distributions ..................            (0.49)             (0.44)          (1.03)          (0.53)             (0.27)
                                                 ---------          ---------       ---------       ---------          ---------

Net asset value, end of period ..........        $   13.36          $   12.78       $   11.57       $   10.65          $   10.96
                                                 =========          =========       =========       =========          =========

Total return ............................             8.49%(b)          14.50%          19.41%           1.96%             12.49%(b)
                                                 =========          =========       =========       =========          =========
Ratio (to average net assets)/
 supplemental data:
Ratios net of fees waived by advisor (c):
  Expenses ..............................             0.96%(a)           0.89%           0.81%           0.94%              1.07%(a)
  Net investment income .................             3.12%(a)           3.10%           3.69%           3.08%              3.09%(a)
Ratios assuming no waiver of
 management fees by advisor (c):
  Expenses ..............................             1.18%(a)           1.14%           1.06%           1.19%              1.32%(a)
  Net investment income .................             2.89%(a)           2.85%           3.44%           2.83%              2.84%(a)

Portfolio turnover rate .................                6%                 7%             25%             14%                24%

Net assets at end of period (millions) ..        $    11.1           $   10.8        $    7.7        $    7.5           $    6.7

                                                                                  PORTFOLIO
                                                ---------------------------------------------------------------------------------
                                                                                   GROWTH
                                                ---------------------------------------------------------------------------------
                                                 SIX MONTHS                                                          8-18-92
                                                   ENDED                      YEAR ENDED JUNE 30,                      TO
                                                  12-31-96          1996           1995            1994              6-30-93
                                                ---------------------------------------------------------------------------------
Per share data (for a share
outstanding throughout each period):

Net asset value, beginning of period ....        $   15.47       $   13.03       $   11.67       $   11.63          $   10.00

Income from investment operations:
 Net investment income ..................             0.06            0.14            0.16            0.12               0.12
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .................             0.92            2.72            2.17            0.22               1.69
                                                 ---------       ---------       ---------       ---------          ---------
   Total from investment
    operations ..........................             0.98            2.86            2.33            0.34               1.81
                                                 ---------       ---------       ---------       ---------          ---------
Less distributions:
 Dividends from net investment
  income ................................            (0.06)          (0.14)          (0.16)          (0.12)             (0.12)
 Distributions from net realized
  capital gains and foreign
  currency transactions .................            (0.68)          (0.28)          (0.81)          (0.18)             (0.06)
                                                 ---------       ---------       ---------       ---------          ---------

   Total distributions ..................            (0.74)          (0.42)          (0.97)          (0.30)             (0.18)
                                                 ---------       ---------       ---------       ---------          ---------

Net asset value, end of period ..........        $   15.71       $   15.47       $   13.03       $   11.67          $   11.63
                                                 =========       =========       =========       =========          =========

Total return ............................             6.35%(b)       22.22%          20.54%           2.85%             18.26%(b)
                                                 =========       =========       =========       =========          =========

Ratio (to average net assets)/
 supplemental data:
Ratios net of fees waived by advisor (c):
  Expenses ..............................             0.93%(a)        0.90%           0.83%           1.04%              1.30%(a)
  Net investment income .................             0.78%(a)        0.99%           1.35%           1.04%              1.31%(a)
Ratios assuming no waiver of
 management fees by advisor (c):
  Expenses ..............................             1.16%(a)        1.15%           1.08%           1.30%              1.55%(a)
  Net investment income .................             0.55%(a)        0.74%           1.10%           0.79%              1.06%(a)

Portfolio turnover rate .................               11%             22%             24%              8%                26%

Net assets at end of period (millions) ..        $    11.5        $   11.8        $    7.0        $    5.3           $    4.3

                                                                    PORTFOLIO
                                                -------------------------------------------------
                                                                    SMALL CAP
                                                -------------------------------------------------
                                                 SIX MONTHS        YEAR              11-1-94
                                                   ENDED           ENDED               TO
                                                  12-31-96        6-30-96            6-30-95
                                                -------------------------------------------------
Per share data (for a share
outstanding throughout each period):

Net asset value, beginning of period ....        $   12.82       $   10.63          $   10.00

Income from investment operations:
 Net investment income ..................             0.09            0.26               0.22
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions .................             0.64            2.26               0.67
                                                 ---------       ---------          ---------
   Total from investment
    operations ..........................             0.73            2.52               0.89
                                                 ---------       ---------          ---------
Less distributions:
 Dividends from net investment
  income ................................            (0.09)          (0.25)             (0.22)
 Distributions from net realized
  capital gains and foreign
  currency transactions .................            (1.19)          (0.08)             (0.04)
                                                 ---------       ---------          ---------

   Total distributions ..................            (1.28)          (0.33)             (0.26)
                                                 ---------       ---------          ---------

Net asset value, end of period ..........        $   12.27       $   12.82          $   10.63
                                                 =========       =========          =========

Total return ............................             5.72%(b)       24.10%              8.91%(b)
                                                 =========       =========          =========

Ratio (to average net assets)/
 supplemental data:
Ratios net of fees waived by advisor (c):
  Expenses ..............................             1.04%(a)        0.94%              1.00%(a)
  Net investment income .................             1.43%(a)        2.21%              3.19%(a)
Ratios assuming no waiver of
 management fees by advisor (c):
  Expenses ..............................             1.31%(a)        1.27%              1.31%(a)
  Net investment income .................             1.16%(a)        1.88%              2.88%(a)

Portfolio turnover rate .................               12%             34%                 8%

Net assets at end of period (millions) ..        $     4.4        $    4.5           $    2.9

(a) Annualized
(b) Calculated on an aggregate basis (not annualized).
(c) The advisor has elected to waive 0.15% of the management fee for the Income & Growth, Growth, and Small Cap Portfolios, but it may cease those waivers, in whole or in part, without prior notice.



   The accompanying notes are an integral part of these financial statements.

                                                                                                   DECEMBER 31, 1996 (UNAUDITED)
ONE FUND, INC.
FINANCIAL HIGHLIGHTS

                                                                                  PORTFOLIO
                                                -----------------------------------------------------------------------------------
                                                                                INTERNATIONAL
                                                -----------------------------------------------------------------------------------
                                                 SIX MONTHS                                                           8-18-92
                                                   ENDED                       YEAR ENDED JUNE 30,                      TO
                                                  12-31-96            1996           1995            1994             6-30-93
                                                -----------------------------------------------------------------------------------
Per share data (for a share
outstanding throughout each period):

Net asset value, beginning of period ....        $   14.47          $   12.89       $   13.32       $    9.90        $   10.00

Income (loss) from investment operations:
  Net investment income (loss) ..........             0.03               0.10            0.14            0.05             0.03
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions ................             0.33               2.24            0.63            4.01            (0.10)
                                                 ---------          ---------       ---------       ---------        ---------
    Total income (loss) from
     investment operations ..............             0.36               2.34            0.77            4.06            (0.07)
                                                 ---------          ---------       ---------       ---------        ---------
Less distributions:
  Dividends from net investment
   income ...............................            (0.25)             (0.39)          (0.14)          (0.05)           (0.03)
  Distributions from net realized
   capital gains and foreign
   currency transactions ................            (0.39)             (0.37)          (1.06)          (0.59)            0.00
                                                 ---------          ---------       ---------       ---------        ---------

    Total distributions .................            (0.64)             (0.76)          (1.20)          (0.64)           (0.03)
                                                 ---------          ---------       ---------       ---------        ---------

Net asset value, end of period ..........        $   14.19          $   14.47       $   12.89       $   13.32        $    9.90
                                                 =========          =========       =========       =========        =========

Total return ............................             2.55%(b)          18.65%           6.44%          40.65%           (0.68%)(b)
                                                 =========          =========       =========       =========        =========

Ratio (to average net assets)/
  supplemental data:
Ratios net of fees waived by advisor (d):
   Expenses .............................             1.82%(a)           1.72%           1.50%           1.50%            2.32%(a)
   Net investment income ................             0.40%(a)           0.70%           1.11%           0.46%            1.93%(a)
Ratios assuming no waiver of
  management fees by advisor (d):
   Expenses .............................             1.82%(a)           1.72%           1.50%           1.50%            2.32%(a)
   Net investment income ................             0.40%(a)           0.70%           1.11%           0.46%            1.93%(a)

Portfolio turnover rate .................               10%                20%             39%             27%               0%

Net assets at end of period (millions)  .        $    16.3           $   15.1        $   12.0        $   10.4         $    3.2

                                                                                PORTFOLIO
                                                --------------------------------------------------------------------
                                                                              GLOBAL CONTRARIAN        CORE GROWTH
                                                --------------------------------------------------------------------
                                                 SIX MONTHS        YEAR              11-1-94            11-1-96
                                                   ENDED           ENDED               TO                  TO
                                                  12-31-96        6-30-96            6-30-95            12-31-96
                                                --------------------------------------------------------------------
Per share data (for a share
outstanding throughout each period):

Net asset value, beginning of period ....        $   11.48       $   10.01          $   10.00          $   10.00

Income (loss) from investment operations:
  Net investment income (loss) ..........             0.08            0.16               0.17              (0.01)
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions ................            (0.03)           1.61               0.13              (0.10)
                                                 ---------       ---------          ---------          ---------
    Total income (loss) from
     investment operations ..............             0.05            1.77               0.30              (0.11)
                                                 ---------       ---------          ---------          ---------
Less distributions:
  Dividends from net investment
   income ...............................            (0.17)          (0.23)             (0.17)             (0.00)
  Distributions from net realized
   capital gains and foreign
   currency transactions ................            (0.49)          (0.07)             (0.12)             (0.00)
                                                 ---------       ---------          ---------          ---------

    Total distributions .................            (0.66)          (0.30)             (0.29)             (0.00)
                                                 ---------       ---------          ---------          ---------

Net asset value, end of period ..........        $   10.87       $   11.48          $   10.01          $    9.89
                                                 =========       =========          =========          =========

Total return ............................             0.45%(b)       17.84%              2.99%(b)          11.10%(b)
                                                 =========       =========          =========          =========

Ratio (to average net assets)/
  supplemental data:
Ratios net of fees waived by advisor (d):
   Expenses .............................             2.08%(a)        2.14%              2.05%(a)           0.68%(a)
   Net investment income ................             1.48%(a)        1.49%              2.85%(a)         (0.12%)(a)
Ratios assuming no waiver of
  management fees by advisor (d):
   Expenses .............................             2.08%(a)        2.14%              2.05%(a)           0.77%(a)
   Net investment income ................             1.48%(a)        1.49%              2.85%(a)         (0.20%)(a)

Portfolio turnover rate .................                6%             26%                 8%                 5%

Net assets at end of period (millions)  .        $     5.5        $    5.7           $    3.9           $    3.9

(a) Annualized
(b) Calculated on an aggregate basis (not annualized).
(d) The advisor has reimbursed certain operating expenses of the International, Global Contrarian, and Core Growth Portfolios. Had the advisor not reimbursed such expenses, the annualized ratio of expenses to net assets would have been 1.72%, 1.51%, 2.22% and 4.13% for the International Portfolio for the periods ended June 30, 1996, June 30, 1995, June 30, 1994, and June 30, 1993 respectively, 2.40% and 2.59% for the Global Contrarian Portfolio for the periods ended June 30, 1996 and June 30, 1995 respectively and .038% for the Core Growth for the period ended December 31, 1996. The annualized ratio of net investment income to net assets would have been .70%, (1.10%), (.26%) and .12% for the International Portfolio for periods ended June 30, 1996, June 30, 1995, June 30, 1994 and June 30, 1993
    respectively, 1.23% and (2.31%) for the Global Contrarian Portfolio for the periods ended June 30, 1996 and June 30, 1995 respectively, and (0.10%) for the Core Growth Portfolio for the period ended December 31, 1996.



   The accompanying notes are an integral part of these financial statements.

ONE FUND, INC.                                          -----------------
                                                        THIRD CLASS BULK
P.O. Box 371                                            U.S. POSTAGE PAID
Cincinnati, Ohio 45201                                  CINCINNATI, OHIO
                                                          Permit No. 117
Form 5843 Rev. 2/97                                     -----------------